UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img84bdb9dd1.jpg]

The Income Fund of America®

Investment portfolio

October 31, 2018

unaudited

Common stocks 66.58% Health care 7.86%	Shares	Value (000)
Merck & Co., Inc.	35,352,159	$2,602,272
Pfizer Inc.	38,506,796	1,658,103
AstraZeneca PLC	20,081,200	1,537,501
GlaxoSmithKline PLC	58,245,000	1,125,070
Gilead Sciences, Inc.	5,750,000	392,035
Bristol-Myers Squibb Co.	7,520,500	380,086
Sanofi	2,956,000	263,965
Novartis AG	2,316,000	202,913
AbbVie Inc.	522,000	40,638
Concordia International Corp.1,2,3,4	961,943	18,367
Concordia International Corp.2	223,343	4,536
Rotech Healthcare Inc.1,2,3,5,6	543,172	1,086
		8,226,572
Financials 7.72%
CME Group Inc., Class A	10,155,400	1,860,875
JPMorgan Chase & Co.	15,027,539	1,638,302
Wells Fargo & Co.	20,917,053	1,113,415
HSBC Holdings PLC (GBP denominated)	68,126,905	561,578
Blackstone Group LP	14,424,000	466,761
B3 SA - Brasil, Bolsa, Balcao	63,238,000	450,984
T. Rowe Price Group, Inc.	3,000,000	290,970
Apollo Global Management, LLC, Class A	9,724,700	286,101
BNP Paribas SA	5,142,000	268,665
AXA SA	7,058,000	176,992
ABN AMRO Group NV, depository receipts	7,000,000	172,049
Toronto-Dominion Bank (CAD denominated)	2,471,000	137,079
Umpqua Holdings Corp.	6,910,000	132,672
Banco Santander, SA	25,800,000	122,588
SunTrust Banks, Inc.	1,585,903	99,373
Svenska Handelsbanken AB, Class A	5,236,729	56,961
Aviva PLC	9,780,000	53,566
Société Générale	1,365,000	50,216
BlackRock, Inc.	100,000	41,142
PacWest Bancorp	885,000	35,949
The Bank of N.T. Butterfield & Son Ltd.	800,000	32,232
Aozora Bank, Ltd.	780,600	26,946
		8,075,416
Information technology 6.62%
Microsoft Corp.	27,209,154	2,906,210
Intel Corp.	37,175,100	1,742,769
Taiwan Semiconductor Manufacturing Co., Ltd.	134,485,000	1,017,015
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,996,470	76,065
QUALCOMM Inc.	7,829,000	492,366
Paychex, Inc.	4,770,000	312,387
Texas Instruments Inc.	2,900,000	269,207

The Income Fund of America — Page 1 of 42

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Vanguard International Semiconductor Corp.	50,830,886	$93,635
Versum Materials, Inc.	661,943	20,891
Corporate Risk Holdings I, Inc.1,2,6	2,205,215	776
Corporate Risk Holdings Corp.1,2,3,6	11,149	—7
		6,931,321
Energy 6.44%
Royal Dutch Shell PLC, Class B (ADR)	12,411,000	815,527
Royal Dutch Shell PLC, Class B	21,474,147	704,048
Royal Dutch Shell PLC, Class A (GBP denominated)	28,526	911
Royal Dutch Shell PLC, Class A (ADR)	1,215	77
Chevron Corp.	11,753,500	1,312,278
Occidental Petroleum Corp.	14,739,000	988,545
Enbridge Inc.	23,589,090	733,857
Enbridge Inc. (CAD denominated)	2,116,655	65,954
BP PLC	100,165,000	726,319
ConocoPhillips	6,150,000	429,885
Helmerich & Payne, Inc.	5,000,000	311,450
Schlumberger Ltd.	3,982,000	204,317
Coal India Ltd.	38,000,000	136,773
Keyera Corp.	5,190,000	129,311
Baker Hughes, a GE Co., Class A	4,500,000	120,105
Ascent Resources - Utica, LLC, Class A1,2,3,5,6	110,214,618	35,269
Phillips 66	240,000	24,677
White Star Petroleum Corp., Class A1,2,3,5,6	6,511,401	4,102
		6,743,405
Consumer staples 5.87%
Coca-Cola Co.	34,503,700	1,652,037
Philip Morris International Inc.	9,758,700	859,449
Procter & Gamble Co.	8,200,000	727,176
Altria Group, Inc.	8,687,000	565,002
Kellogg Co.	8,339,000	546,038
Nestlé SA	4,237,617	358,145
Unilever PLC	6,500,000	344,504
British American Tobacco PLC	7,327,000	317,814
British American Tobacco PLC (ADR)	97,000	4,210
Hershey Co.	3,000,000	321,450
Costco Wholesale Corp.	1,000,000	228,630
General Mills, Inc.	4,400,000	192,720
Kraft Heinz Co.	453,209	24,913
		6,142,088
Industrials 5.64%
Lockheed Martin Corp.	4,405,400	1,294,527
BAE Systems PLC	142,736,776	959,302
Boeing Co.	1,755,479	622,949
Emerson Electric Co.	8,800,000	597,344
Edenred SA5	12,231,900	464,540
Caterpillar Inc.	3,784,800	459,172
Hubbell Inc.5	3,430,000	348,831
International Consolidated Airlines Group, SA (CDI)	39,520,000	304,804
Norfolk Southern Corp.	1,600,000	268,528
ACS, Actividades de Construcción y Servicios, SA	3,887,371	145,784
Sandvik AB	7,408,000	117,299

The Income Fund of America — Page 2 of 42

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
KONE OYJ, Class B	2,340,000	$114,020
PACCAR Inc.	1,314,040	75,176
Douglas Dynamics, Inc.5	1,300,000	56,407
Waste Management, Inc.	531,128	47,520
CEVA Logistics AG1,2,4	846,991	23,609
Ply Gem Parent, LLC, Class B1,2	838	85
		5,899,897
Consumer discretionary 5.28%
McDonald’s Corp.	7,631,600	1,350,030
General Motors Co.	27,121,641	992,381
Target Corp.	9,450,000	790,304
Las Vegas Sands Corp.	12,907,495	658,669
Carnival Corp., units	5,976,000	334,895
Sands China Ltd.	82,673,800	325,763
Home Depot, Inc.	1,724,500	303,305
Hasbro, Inc.	2,980,000	273,296
Nokian Renkaat Oyj5	8,447,624	268,675
Compass Group PLC	5,993,692	117,982
Domino’s Pizza Group PLC5	30,671,123	111,064
		5,526,364
Materials 5.12%
DowDuPont Inc.	25,585,269	1,379,558
LyondellBasell Industries NV	8,420,000	751,653
WestRock Co.5	15,574,832	669,250
CF Industries Holdings, Inc.	8,232,700	395,417
Akzo Nobel NV	4,572,000	384,657
BHP Billiton PLC	19,000,000	379,441
Rio Tinto PLC	6,902,000	335,550
Air Products and Chemicals, Inc.	2,011,486	310,473
Boral Ltd.5	76,201,575	302,728
BASF SE	3,150,000	242,721
Vale SA, ordinary nominative (ADR)	7,993,363	120,700
Vale SA, ordinary nominative	5,418,360	82,567
		5,354,715
Real estate 5.07%
Crown Castle International Corp. REIT	11,008,000	1,197,010
Digital Realty Trust, Inc. REIT	8,331,000	860,259
Public Storage REIT	3,929,500	807,394
Simon Property Group, Inc. REIT	3,456,500	634,337
Iron Mountain Inc. REIT5	16,245,000	497,259
Prologis, Inc. REIT	5,105,000	329,119
Gaming and Leisure Properties, Inc. REIT	7,268,000	244,859
Link Real Estate Investment Trust REIT	19,651,812	174,166
Lamar Advertising Co. REIT, Class A	2,353,322	172,546
American Tower Corp. REIT	1,007,173	156,928
Vornado Realty Trust REIT, Shares of Beneficial Interest	1,795,000	122,204
Redwood Trust, Inc. REIT	3,321,159	54,533
Fibra Uno Administración, SA de CV REIT	33,880,900	36,411
OUTFRONT Media Inc. REIT	1,371,345	24,300
		5,311,325

The Income Fund of America — Page 3 of 42

unaudited

Common stocks Utilities 3.67%	Shares	Value (000)
DTE Energy Co.	7,749,000	$870,988
Public Service Enterprise Group Inc.	14,038,000	750,050
AES Corp.5	33,702,000	491,375
Dominion Energy, Inc.	6,050,000	432,091
Duke Energy Corp.	3,999,999	330,520
Power Assets Holdings Ltd.	37,828,910	252,532
NTPC Ltd.	110,255,348	238,046
Brookfield Infrastructure Partners LP	5,918,000	221,040
Guangdong Investment Ltd.	71,500,000	127,647
Enel SPA	25,881,600	127,050
Vistra Energy Corp.2	104,735	2,370
		3,843,709
Communication services 2.89%
Verizon Communications Inc.	32,060,887	1,830,356
Advanced Info Service PCL, foreign registered	42,375,000	250,543
SK Telecom Co., Ltd.	950,000	223,422
Spark New Zealand Ltd.	69,670,000	179,580
AT&T Inc.	5,700,000	174,876
Axel Springer SE	1,692,000	112,495
BT Group PLC	30,372,000	93,385
TalkTalk Telecom Group PLC	45,499,473	69,789
HKBN Ltd.	41,972,000	62,942
Mobile TeleSystems PJSC (ADR)	2,043,000	16,364
Cumulus Media Inc., Class B1,2	223,977	3,261
Cumulus Media Inc., Class A2	184,316	2,684
Adelphia Recovery Trust, Series ACC-11,2,6	9,913,675	5
		3,019,702
Miscellaneous 4.40%
Other common stocks in initial period of acquisition		4,602,829
Total common stocks (cost: $54,122,374,000)		69,677,343
Preferred securities 0.21% Financials 0.21%
Citigroup Inc. 8.89038% preferred	2,368,637	62,698
Citigroup Inc., Series K, depositary shares	2,145,767	58,644
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	52,700
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	30,288
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	555,913	14,231
Total preferred securities (cost: $208,791,000)		218,561
Rights & warrants 0.00% Industrials 0.00%
Associated Materials, LLC, warrants, expire 20231,2,6	328,867	—7
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		1,846
Total rights & warrants (cost: $263,000)		1,846

The Income Fund of America — Page 4 of 42

unaudited

Convertible stocks 0.24% Utilities 0.13%	Shares	Value (000)
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,740,948	$83,479
DTE Energy Co., units, 6.50% convertible preferred 2019	1,055,000	56,263
		139,742
Real estate 0.05%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	44,500	46,503
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	33,399
Industrials 0.03%
Associated Materials, LLC, 14.00% convertible preferred 20201,6	23,150	28,124
		28,124
Total convertible stocks (cost: $238,456,000)		247,768
Convertible bonds 0.20% Financials 0.20%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Sysco Corp.), 4.75% 2019	$ 3,219	207,268
Communication services 0.00%
DISH DBS Corp., convertible notes, 3.375% 2026	4,900	4,378
Total convertible bonds (cost: $195,830,000)		211,646
Bonds, notes & other debt instruments 24.66% Corporate bonds & notes 11.41% Financials 2.00%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,399
ACE INA Holdings Inc. 2.875% 2022	5,470	5,345
ACE INA Holdings Inc. 3.35% 2026	2,440	2,349
ACE INA Holdings Inc. 4.35% 2045	510	504
Ally Financial Inc. 4.25% 2021	24,000	24,060
Ally Financial Inc. 5.125% 2024	37,385	38,086
Ally Financial Inc. 8.00% 2031	8,075	9,751
Ally Financial Inc. 8.00% 2031	4,164	5,018
American Express Co. 3.00% 2024	6,175	5,845
American International Group, Inc. 3.90% 2026	4,550	4,342
American International Group, Inc. 4.20% 2028	2,470	2,377
American International Group, Inc. 4.80% 2045	2,100	1,964
American International Group, Inc. 4.75% 2048	800	741
Australia & New Zealand Banking Group Ltd. 2.625% 2022	4,975	4,801
AXA Equitable Holdings, Inc. 3.90% 20234	4,650	4,600
AXA SA 5.00% 20484	4,400	3,935
Bank of America Corp. 5.00% 2021	3,500	3,625
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)8	12,500	12,255
Bank of America Corp. 3.499% 2022 (3-month USD-LIBOR + 0.63% on 5/17/2021)8	10,000	9,960
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)8	10,500	10,114
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)8	10,500	10,270
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)8	62,152	61,033

The Income Fund of America — Page 5 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR +0.94% on 7/23/2023)8	$17,264	$17,151
Bank of America Corp. 3.366% 2026 (3-month USD-LIBOR + 0.81% on 1/23/2025)8	10,000	9,542
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)8	11,000	10,353
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)8	3,941	3,799
Bank of Nova Scotia 2.50% 2021	4,975	4,886
BB&T Corp. 2.45% 2020	19,000	18,833
Berkshire Hathaway Finance Corp. 4.20% 2048	10,450	10,027
Berkshire Hathaway Inc. 3.125% 2026	3,700	3,527
Berkshire Hathaway Inc. 4.50% 2043	1,800	1,809
BNP Paribas 3.50% 20234	24,900	24,223
BNP Paribas 3.375% 20254	18,500	17,372
Capital One Financial Corp. 3.45% 2021	23,000	22,914
Capital One Financial Corp. 4.25% 2025	15,500	15,338
CIT Group Inc. 4.125% 2021	4,375	4,375
Citigroup Inc. 2.35% 2021	13,000	12,566
Citigroup Inc. 2.70% 2021	10,500	10,287
Citigroup Inc. 2.90% 2021	33,830	33,073
Citigroup Inc. 3.40% 2021	11,770	11,725
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)8	11,120	10,702
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)8	6,975	6,815
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)8	6,630	6,627
Citigroup Inc. 3.20% 2026	8,000	7,339
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)8	8,032	7,756
Citigroup Inc. 4.65% 2048	8,225	7,979
Citigroup Inc., Series A, junior subordinated 5.95% (undated) (3-month USD-LIBOR + 4.068% on 1/30/2023)8	13,295	13,328
CME Group Inc. 3.75% 2028	6,875	6,810
CME Group Inc. 4.15% 2048	8,300	7,918
CNA Financial Corp. 3.95% 2024	5,000	4,931
Compass Diversified Holdings 8.00% 20264	19,313	19,796
Cooperatieve Rabobank U.A. 2.75% 2023	4,975	4,777
Crédit Agricole SA 3.375% 20224	7,975	7,813
Crédit Agricole SA 3.75% 20234	12,500	12,225
Credit Suisse Group AG 2.75% 2020	18,000	17,822
Credit Suisse Group AG 3.45% 2021	8,750	8,698
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)4,8	4,750	4,521
Credit Suisse Group AG 3.80% 2023	14,925	14,680
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)4,8	9,905	9,194
Danske Bank AS 2.00% 20214	4,130	3,889
Danske Bank AS 2.70% 20224	6,615	6,326
Danske Bank AS 3.875% 20234	9,604	9,348
Deutsche Bank AG 2.70% 2020	20,000	19,550
Deutsche Bank AG 4.25% 2021	20,000	19,935
Deutsche Bank AG 3.95% 2023	5,000	4,805
Discover Financial Services 3.35% 2023	3,675	3,553
Discover Financial Services 4.65% 2028	10,500	10,350
Ford Motor Credit Co. 3.81% 2024	5,533	5,153
FS Energy and Power Fund 7.50% 20234	15,075	15,324
General Motors Financial Co. 3.45% 2022	35,885	34,939
General Motors Financial Co. 4.15% 2023	8,235	8,095
General Motors Financial Co. 4.00% 2026	2,000	1,836
Goldman Sachs Group, Inc. 2.55% 2019	7,865	7,819
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,822
Goldman Sachs Group, Inc. 2.625% 2021	12,000	11,740
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,121

The Income Fund of America — Page 6 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 5.75% 2022	$20,000	$21,145
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)8	35,630	34,297
Goldman Sachs Group, Inc. 3.20% 2023	28,292	27,506
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)8	8,000	7,518
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)8	22,764	22,122
Groupe BPCE SA 2.75% 20234	5,175	4,938
Groupe BPCE SA 5.70% 20234	21,170	21,953
Groupe BPCE SA 5.15% 20244	12,085	12,179
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)8	4,975	4,861
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)8	4,175	4,134
HSBC Holdings PLC 4.25% 2024	9,000	8,889
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)8	13,590	13,470
HUB International Ltd. 7.00% 20264	10,337	10,115
Icahn Enterprises Finance Corp. 6.25% 2022	22,275	22,544
Intesa Sanpaolo SpA 3.125% 20224	11,300	10,274
Intesa Sanpaolo SpA 3.375% 20234	6,500	5,888
Intesa Sanpaolo SpA 5.017% 20244	92,010	81,219
Intesa Sanpaolo SpA 5.71% 20264	29,750	26,453
Jefferies Financial Group Inc. 5.50% 2023	7,405	7,667
JPMorgan Chase & Co. 2.25% 2020	10,000	9,883
JPMorgan Chase & Co. 2.55% 2020	11,150	10,968
JPMorgan Chase & Co. 2.40% 2021	14,000	13,645
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)8	15,890	15,666
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)8	14,000	13,922
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)8	7,000	6,623
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)8	6,960	6,758
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)8	3,150	3,106
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)8	36,425	37,062
JPMorgan Chase & Co., Series I, junior subordinated 5.99% (undated) (3-month USD-LIBOR + 3.47% on 1/30/2019)8	53,628	53,896
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)8	25,901	27,656
Liberty Mutual Group Inc. 4.25% 20234	4,400	4,419
Lloyds Banking Group PLC 3.00% 2022	6,000	5,831
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)8	15,500	14,739
Lloyds Banking Group PLC 4.582% 2025	7,000	6,762
Lloyds Banking Group PLC 4.375% 2028	3,950	3,782
MetLife, Inc. 4.60% 2046	2,475	2,409
Metropolitan Life Global Funding I 2.30% 20194	1,350	1,347
Metropolitan Life Global Funding I 2.00% 20204	5,135	5,044
Metropolitan Life Global Funding I 2.50% 20204	4,000	3,932
Metropolitan Life Global Funding I 2.40% 20214	8,050	7,880
Metropolitan Life Global Funding I 3.45% 20264	2,330	2,247
Metropolitan Life Global Funding I 3.00% 20274	3,000	2,782
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	5,225	5,029
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	4,975	4,801
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	3,275	3,212
Mizuho Financial Group, Ltd. 3.549% 2023	4,975	4,921
Morgan Stanley 2.50% 2021	11,250	10,966
Morgan Stanley 2.75% 2022	8,850	8,560
Morgan Stanley 3.125% 2023	44,800	43,398
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)8	22,000	21,747
Morgan Stanley 3.875% 2026	11,000	10,668

The Income Fund of America — Page 7 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.625% 2027	$5,650	$5,345
National Australia Bank Ltd. 2.50% 2022	4,975	4,763
National Australia Bank Ltd. 2.875% 2023	3,775	3,638
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)4,8	4,925	4,890
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.624% 20244,9	8,150	8,150
Navient Corp. 4.875% 2019	34,210	34,381
Navient Corp. 6.50% 2022	10,790	10,992
Navient Corp. 5.50% 2023	30,105	29,675
Navient Corp. 6.125% 2024	10,350	10,130
New York Life Global Funding 1.95% 20204	1,820	1,793
New York Life Global Funding 1.70% 20214	11,725	11,195
New York Life Global Funding 2.30% 20224	2,000	1,918
New York Life Global Funding 3.00% 20284	2,500	2,326
Nuveen, LLC 4.00% 20284	1,815	1,818
PNC Bank 3.50% 2023	4,929	4,911
PNC Financial Services Group, Inc. 2.854% 20228	8,395	8,125
PNC Financial Services Group, Inc. 3.90% 2024	3,000	2,980
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated) (3-month USD-LIBOR + 3.678% on 8/1/2021)8	10,250	10,827
PRICOA Global Funding I 2.45% 20224	1,540	1,479
PRICOA Global Funding I 3.45% 20234	4,650	4,598
Principal Financial Group, Inc. 4.111% 20284	3,500	3,415
Progressive Corp. 4.00% 2029	6,000	5,972
Prudential Financial, Inc. 3.50% 2024	9,000	8,954
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)8	1,850	1,885
Prudential Financial, Inc. 3.905% 2047	2,975	2,594
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)8	4,000	3,882
Rabobank Nederland 2.50% 2021	6,525	6,385
Rabobank Nederland 2.75% 2022	2,825	2,747
Rabobank Nederland 4.625% 2023	8,000	8,078
Rabobank Nederland 4.375% 2025	9,000	8,832
Royal Bank of Scotland PLC 4.65% 20248	3,950	3,913
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,318
Santander Holdings USA, Inc. 3.40% 2023	12,500	11,944
Skandinaviska Enskilda Banken AB 2.625% 2021	4,975	4,866
Solenis International, L.P., Term Loan, (3-month USD-LIBOR + 8.50%) 10.811% 20249,10,11	3,970	3,910
Starwood Property Trust, Inc. 5.00% 2021	10,070	10,045
Sumitomo Mitsui Banking Corp. 3.102% 2023	8,240	8,025
Svenska Handelsbanken AB 1.875% 2021	3,445	3,291
Synchrony Bank 3.65% 2021	3,375	3,346
The Edelman Financial Center LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 9.186% 20269,10,11	28,500	28,720
Travelers Companies, Inc. 4.00% 2047	2,260	2,089
Travelers Companies, Inc. 4.05% 2048	1,600	1,496
UBS Group AG 4.125% 20254	4,425	4,358
UniCredit SpA 3.75% 20224	20,625	19,504
UniCredit SpA 4.625% 20274	5,000	4,445
UniCredit SPA 5.861% 20324,8	20,825	17,877
US Bancorp 2.85% 2023	5,925	5,755
US Bancorp 3.40% 2023	3,650	3,619
US Bancorp 3.70% 2024	10,000	10,028
US Bancorp 2.375% 2026	6,000	5,390
Wells Fargo & Co. 2.55% 2020	2,075	2,034
Wells Fargo & Co. 2.10% 2021	5,125	4,922
Wells Fargo & Co. 2.50% 2021	9,475	9,237

The Income Fund of America — Page 8 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.625% 2021	$12,000	$11,999
Wells Fargo & Co. 4.60% 2021	25,000	25,582
Wells Fargo & Co. 2.625% 2022	4,975	4,780
Wells Fargo & Co. 3.069% 2023	4,975	4,822
Wells Fargo & Co. 3.55% 2023	21,075	20,857
Wells Fargo & Co. 3.00% 2026	13,179	12,159
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)8	281	268
Wells Fargo & Co., Series K, junior subordinated 6.104% (undated) (3-month USD-LIBOR + 3.77% on 3/15/2019)8	86,566	87,323
		2,094,943
Health care 1.68%
Concordia International Corp. (3-month USD-LIBOR + 5.50%) 7.806% 20249,10,11	3,936	3,867
Concordia International Corp. 8.00% 2024	1,428	1,403
Abbott Laboratories 2.80% 2020	9,100	9,026
Abbott Laboratories 2.90% 2021	12,460	12,246
Abbott Laboratories 3.40% 2023	6,217	6,157
Abbott Laboratories 3.75% 2026	4,853	4,787
Abbott Laboratories 4.90% 2046	2,725	2,821
AbbVie Inc. 2.30% 2021	14,335	13,898
AbbVie Inc. 2.90% 2022	5,000	4,845
AbbVie Inc. 4.30% 2036	1,003	897
AbbVie Inc. 4.45% 2046	8,863	7,783
Allergan PLC 3.00% 2020	7,065	7,037
Allergan PLC 3.45% 2022	21,443	21,108
Allergan PLC 3.80% 2025	8,935	8,622
Allergan PLC 4.55% 2035	6,750	6,387
Allergan PLC 4.75% 2045	13,403	12,602
Allergan, Inc. 5.00% 20214	3,809	3,931
Amgen Inc. 1.85% 2021	2,720	2,604
Anthem, Inc. 4.101% 2028	4,000	3,875
AstraZeneca PLC 2.375% 2022	2,500	2,386
AstraZeneca PLC 3.50% 2023	10,076	9,926
AstraZeneca PLC 4.00% 2029	8,400	8,101
Auris Luxembourg III SARL,, Term Loan, (3-month USD-LIBOR + 3.75%) 6.085% 20259,10,11	1,890	1,908
Baxalta Inc. 4.00% 2025	1,908	1,863
Bayer AG 2.375% 20194	4,810	4,773
Bayer US Finance II LLC 3.875% 20234	16,860	16,624
Bayer US Finance II LLC 4.25% 20254	26,206	25,768
Bayer US Finance II LLC 4.375% 20284	8,550	8,297
Bayer US Finance II LLC 4.40% 20444	13,090	11,184
Bayer US Finance II LLC 4.875% 20484	2,414	2,259
Becton, Dickinson and Co. 2.675% 2019	3,136	3,116
Becton, Dickinson and Co. 2.894% 2022	7,900	7,635
Becton, Dickinson and Co. 3.363% 2024	5,835	5,583
Becton, Dickinson and Co. 3.70% 2027	8,425	7,927
Boston Scientific Corp. 2.85% 2020	7,875	7,812
Boston Scientific Corp. 6.00% 2020	5,375	5,542
Boston Scientific Corp. 3.375% 2022	4,300	4,246
Boston Scientific Corp. 3.85% 2025	5,000	4,938
Catalent, Inc. 4.875% 20264	470	443
Centene Corp. 4.75% 2022	36,858	37,088
Centene Corp. 6.125% 2024	4,550	4,766
Centene Corp. 4.75% 2025	21,320	21,111

The Income Fund of America — Page 9 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 5.375% 20264	$11,775	$11,981
Charles River Laboratories International, Inc. 5.50% 20264	1,740	1,740
Cigna Corp. 3.40% 20214	4,475	4,445
Cigna Corp. 3.75% 20234	13,040	12,948
Cigna Corp. 4.125% 20254	7,520	7,445
Cigna Corp. 4.375% 20284	5,675	5,553
Cigna Corp. 4.80% 20384	9,830	9,520
Cigna Corp. 4.90% 20484	3,405	3,236
Community Health Systems Inc. 6.25% 2023	4,025	3,717
CVS Health Corp. 3.35% 2021	16,630	16,566
CVS Health Corp. 4.10% 2025	27,910	27,624
CVS Health Corp. 4.30% 2028	24,793	24,230
CVS Health Corp. 4.78% 2038	2,490	2,393
CVS Health Corp. 5.05% 2048	10,075	9,859
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,700
DaVita HealthCare Partners Inc. 5.00% 2025	15,175	14,340
DJO Finance LLC 10.75% 2020	1,545	1,526
DJO Finance LLC 8.125% 20214	2,340	2,369
Eagle Holding Co II LLC 7.625% 20224,12	1,600	1,612
Eli Lilly and Co. 2.35% 2022	19,228	18,613
EMD Finance LLC 2.95% 20224	7,100	6,911
Endo International PLC 5.75% 20224	26,156	23,802
Endo International PLC 6.00% 20234	5,670	4,917
Endo International PLC 6.00% 20254,8	15,550	13,101
Envision Healthcare Corp. 8.75% 20264	2,580	2,509
Envision Healthcare Corp. Term Loan (3-month USD-LIBOR + 3.75%) 6.052% 20259,10,11	1,625	1,595
GlaxoSmithKline PLC 3.375% 2023	17,290	17,131
GlaxoSmithKline PLC 3.625% 2025	10,065	9,980
HCA Inc. 4.75% 2023	580	587
HCA Inc. 5.875% 2023	8,325	8,637
HCA Inc. 5.00% 2024	2,080	2,110
HCA Inc. 5.375% 2025	4,300	4,338
HCA Inc. 5.375% 2026	3,875	3,856
HCA Inc. 5.875% 2026	1,575	1,614
HCA Inc. 5.625% 2028	2,765	2,744
Healthsouth Corp. 5.75% 2024	5,425	5,432
Healthsouth Corp. 5.75% 2025	15,197	15,121
Hologic, Inc. 4.375% 20254	1,565	1,475
Hologic, Inc. 4.625% 20284	3,115	2,862
IMS Health Holdings, Inc. 5.00% 20264	11,000	10,625
inVentiv Health, Inc. 7.50% 20244	4,095	4,330
Jaguar Holding Co. 6.375% 20234	13,140	13,169
Johnson & Johnson 2.45% 2026	8,291	7,661
Johnson & Johnson 2.90% 2028	6,541	6,120
Kinetic Concepts, Inc. 7.875% 20214	4,825	4,940
Kinetic Concepts, Inc. 12.50% 20214	19,005	20,620
Laboratory Corporation of America Holdings 3.60% 2027	6,100	5,767
Laboratory Corporation of America Holdings 4.70% 2045	885	823
Mallinckrodt PLC 4.875% 20204	39,620	39,224
Mallinckrodt PLC 5.75% 20224	2,060	1,849
Mallinckrodt PLC 5.625% 20234	780	673
McKesson Corp. 2.284% 2019	4,870	4,858
Medtronic, Inc. 4.375% 2035	5,903	5,884
Medtronic, Inc. 4.625% 2045	11,610	11,768

The Income Fund of America — Page 10 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Merck & Co., Inc. 2.80% 2023	$6,896	$6,703
Molina Healthcare, Inc. 5.375% 2022	58,335	58,627
Molina Healthcare, Inc. 4.875% 20254	22,629	21,724
Multiplan, Inc. 7.125% 20244	4,650	4,735
Mylan Laboratories Inc. 3.15% 2021	4,403	4,302
Novartis Capital Corp. 2.40% 2022	4,975	4,812
NVA Holdings Inc 6.875% 20264	7,525	7,469
Owens & Minor, Inc. 3.875% 2021	19,600	18,228
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.869% 20259,10,11	7,461	7,060
PAREXEL International Corp. 6.375% 20254	12,305	11,597
Pfizer Inc. 3.00% 2021	4,628	4,617
Pfizer Inc. 3.20% 2023	14,280	14,149
Prestige Brands International Inc. 6.375% 20244	7,400	7,345
Quintiles Transnational Corp. 4.875% 20234	10,133	10,070
Roche Holdings, Inc. 2.875% 20214	15,000	14,824
Roche Holdings, Inc. 3.35% 20244	5,000	4,936
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.34% 2023 (100% PIK)1,5,6,9,10,11,12	30,120	26,651
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 20231,5,6,9,10,11	14,467	14,467
Shire PLC 2.40% 2021	33,449	32,169
Shire PLC 2.875% 2023	23,205	21,879
Shire PLC 3.20% 2026	24,030	21,817
Team Health Holdings, Inc. 6.375% 20254	20,905	18,083
Teleflex Inc. 4.625% 2027	3,580	3,352
Tenet Healthcare Corp. 4.75% 2020	12,325	12,417
Tenet Healthcare Corp. 6.00% 2020	50,910	52,262
Tenet Healthcare Corp. 4.375% 2021	13,400	13,316
Tenet Healthcare Corp. 4.50% 2021	28,105	28,105
Tenet Healthcare Corp. 8.125% 2022	1,864	1,948
Tenet Healthcare Corp. 6.75% 2023	4,000	4,004
Tenet Healthcare Corp. 4.625% 2024	25,116	24,271
Teva Pharmaceutical Finance Co. BV 2.80% 2023	99,616	87,975
Teva Pharmaceutical Finance Co. BV 6.00% 2024	43,524	43,364
Teva Pharmaceutical Finance Co. BV 3.15% 2026	55,895	45,614
Teva Pharmaceutical Finance Co. BV 6.75% 2028	68,940	70,617
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	45,643
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,038
UnitedHealth Group Inc. 3.75% 2025	5,710	5,660
Valeant Pharmaceuticals International, Inc. 7.50% 20214	25,722	26,172
Valeant Pharmaceuticals International, Inc. 5.875% 20234	17,867	17,152
Valeant Pharmaceuticals International, Inc. 6.125% 20254	95,097	87,698
Valeant Pharmaceuticals International, Inc. 9.00% 20254	14,060	14,710
Valeant Pharmaceuticals International, Inc. 9.25% 20264	18,895	19,863
Valeant Pharmaceuticals International, Inc. 8.50% 20274	2,265	2,310
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.274% 20259,10,11	4,778	4,788
Verscend Holding Corp 9.75% 20264	1,372	1,379
Verscend Holding Corp Term Loan B, (3-month USD-LIBOR + 4.50%) 6.802% 20259,10,11	1,155	1,164
WellPoint, Inc. 2.25% 2019	4,000	3,976
Zimmer Holdings, Inc. 3.15% 2022	18,860	18,422
		1,762,126
Energy 1.61%
American Energy (Permian Basin), (3-month USD-LIBOR + 6.50%) 8.848% 20194,9	4,925	4,482
American Energy (Permian Basin) 7.125% 20204	28,195	16,917
American Energy (Permian Basin) 7.375% 20214	23,020	13,812

The Income Fund of America — Page 11 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Anadarko Petroleum Corp. 5.55% 2026	$8,325	$8,675
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,192
Anadarko Petroleum Corp. 6.60% 2046	5,960	6,611
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.781% 20239,10,11	5,100	5,138
Ascent Resources-Utica LLC 10.00% 20224,5	525	581
Ascent Resources-Utica LLC 7.00% 20264,5	5,715	5,558
Berry Petroleum Corp. 7.00% 20264	2,142	2,134
Blackstone CQP Holdco LP, 6.00% 20213,4	20,000	20,074
Blackstone CQP Holdco LP, 6.50% 20213,4	97,225	97,937
Bruin E&P Partners, LLC 8.875% 20234	1,555	1,534
Calfrac Well Services Ltd. 8.50% 20264	1,900	1,720
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.037% 20229,10,11	5,750	5,860
Canadian Natural Resources Ltd. 2.95% 2023	18,375	17,707
Canadian Natural Resources Ltd. 3.85% 2027	7,270	6,915
Carrizo Oil & Gas Inc. 6.25% 2023	3,081	3,042
Cenovus Energy Inc. 3.00% 2022	5,970	5,710
Cenovus Energy Inc. 3.80% 2023	16,165	15,819
Cenovus Energy Inc. 4.25% 2027	15,600	14,735
Cenovus Energy Inc. 5.40% 2047	14,425	13,650
Cheniere Energy, Inc. 7.00% 2024	1,975	2,140
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 5.686% 20199	12,200	12,261
Chesapeake Energy Corp. 4.875% 2022	28,085	26,821
Chesapeake Energy Corp. 8.00% 20224	5,282	5,520
Chesapeake Energy Corp. 8.00% 2025	19,825	20,160
Chesapeake Energy Corp. 8.00% 2027	17,210	17,145
Chevron Corp. 1.561% 2019	6,255	6,207
Chevron Corp. 2.498% 2022	3,790	3,688
Comstock Resources, Inc. 9.75% 20264	22,175	21,454
Concho Resources Inc. 4.30% 2028	9,915	9,691
Concho Resources Inc. 4.85% 2048	2,841	2,709
CONSOL Energy Inc. 5.875% 2022	88,080	86,704
Convey Park Energy LLC 7.50% 20254	8,710	8,601
DCP Midstream Operating LP 4.95% 2022	18,690	18,830
Denbury Resources Inc. 9.00% 20214	5,345	5,606
Denbury Resources Inc. 7.50% 20244	780	766
Devon Energy Corp. 5.00% 2045	1,000	927
Diamond Offshore Drilling, Inc. 7.875% 2025	12,750	12,591
Diamond Offshore Drilling, Inc. 4.875% 2043	50,266	34,432
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,159
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	29,634
Enbridge Energy Partners, LP 9.875% 2019	10,500	10,740
Enbridge Energy Partners, LP 4.375% 2020	7,995	8,105
Enbridge Energy Partners, LP 5.875% 2025	8,075	8,800
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,232
Enbridge Energy Partners, LP 7.375% 2045	21,118	26,294
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,447
Enbridge Inc. 4.00% 2023	10,830	10,826
Enbridge Inc. 3.70% 2027	12,538	11,805
Encino Acquisitions Partners LLC , Term Loan (3-month USD-LIBOR +6.75%) 9.052% 20251,9,10,11	1,225	1,250
Energy Transfer Partners, LP 4.15% 2020	5,000	5,044
Energy Transfer Partners, LP 7.50% 2020	9,250	9,817
Energy Transfer Partners, LP 5.875% 2024	11,800	12,419
Energy Transfer Partners, LP 4.75% 2026	8,000	7,889
Energy Transfer Partners, LP 4.00% 2027	5,586	5,172

The Income Fund of America — Page 12 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 4.20% 2027	$7,622	$7,204
Energy Transfer Partners, LP 4.95% 2028	9,879	9,780
Energy Transfer Partners, LP 6.125% 2045	9,510	9,534
Energy Transfer Partners, LP 5.30% 2047	6,594	5,928
Energy Transfer Partners, LP 5.40% 2047	16,309	14,903
Energy Transfer Partners, LP 6.00% 2048	6,105	6,035
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,650
EnLink Midstream Partners, LP 4.15% 2025	2,430	2,262
EnLink Midstream Partners, LP 4.85% 2026	2,744	2,604
EnLink Midstream Partners, LP 5.05% 2045	840	667
Ensco PLC 7.75% 2026	17,525	16,408
Ensco PLC 5.75% 2044	30,675	21,588
EOG Resources, Inc. 4.15% 2026	3,830	3,868
EP Energy Corp. 8.00% 20244	780	757
EP Energy Corp. 7.75% 20264	1,900	1,897
EQT Corp. 3.00% 2022	3,175	3,049
EQT Corp. 3.90% 2027	6,305	5,748
Equinor ASA 3.625% 2028	14,080	13,703
Extraction Oil & Gas, Inc. 7.375% 20244	2,360	2,224
Extraction Oil & Gas, Inc. 5.625% 20264	13,650	11,602
Genesis Energy, LP 6.75% 2022	17,425	17,599
Genesis Energy, LP 6.50% 2025	10,650	9,878
Hi-Crush Partners LP 9.50% 20264	1,080	863
Indigo Natural Resources LLC 6.875% 20264	4,240	4,028
Jonah Energy LLC 7.25% 20254	20,255	16,204
Jones Energy, Inc. 9.25% 20234	1,560	1,564
Kcad Holdings I Ltd. 9.625% 20234	1,900	1,796
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,886
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,684
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,264
Kinder Morgan Energy Partners, LP 6.95% 2038	460	528
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	18,476
Kinder Morgan Energy Partners, LP 5.40% 2044	3,030	2,971
Kinder Morgan Energy Partners, LP 5.50% 2044	6,456	6,353
Kinder Morgan, Inc. 3.05% 2019	3,530	3,518
Kinder Morgan, Inc. 3.15% 2023	1,540	1,486
Kinder Morgan, Inc. 4.30% 2028	25,073	24,286
Kinder Morgan, Inc. 5.55% 2045	360	365
Kinder Morgan, Inc. 5.05% 2046	4,990	4,732
Magnolia Oil & Gas Operating LLC 6.00% 20264	2,115	2,094
Marathon Oil Corp. 4.40% 2027	6,700	6,541
Matador Resources Co. 5.875% 20264	5,150	5,047
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.302% 20259,10,11	1,244	1,233
Murphy Oil Corp. 6.875% 2024	1,560	1,633
Murphy Oil Corp. 5.75% 2025	7,080	7,060
Nabors Industries Inc. 5.75% 2025	4,550	4,211
Neptune Energy Group Holdings Limited 6.625% 20254	1,605	1,567
NGL Energy Partners LP 7.50% 2023	1,005	991
NGL Energy Partners LP 6.125% 2025	29,175	26,695
NGPL PipeCo LLC 4.875% 20274	900	870
NGPL PipeCo LLC 7.768% 20374	885	1,040
Nine Energy Service, Inc. 8.75% 20234	1,190	1,212
Noble Corp. PLC 7.95% 20258	20,440	18,703
Noble Corp. PLC 8.95% 20458	11,135	10,495

The Income Fund of America — Page 13 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Energy, Inc. 4.95% 2047	$5,705	$5,194
Oasis Petroleum Inc. 6.25% 20264	2,415	2,376
Pacific Drilling SA 8.375% 20234	1,695	1,723
PDC Energy Inc. 5.75% 2026	2,963	2,730
Peabody Energy Corp. 6.00% 20224	10,600	10,629
Peabody Energy Corp. 6.375% 20254	2,175	2,183
Petróleos Mexicanos 6.875% 2026	8,055	8,043
Petróleos Mexicanos 6.50% 2027	34,585	33,599
Petróleos Mexicanos 5.35% 2028	10,450	9,336
Petróleos Mexicanos 5.35% 20284	2,500	2,233
Petróleos Mexicanos 6.75% 2047	3,000	2,592
Petróleos Mexicanos 6.35% 2048	14,000	11,675
Petróleos Mexicanos 6.35% 20484	10,710	8,931
Phillips 66 3.90% 2028	3,615	3,470
Pioneer Natural Resources Co. 3.45% 2021	5,580	5,557
QEP Resources, Inc. 5.625% 2026	5,353	5,059
Range Resources Corp. 5.00% 2023	2,725	2,643
Range Resources Corp. 4.875% 2025	4,100	3,813
Ras Laffan Liquefied Natural Gas II 5.298% 20204,11	4,009	4,084
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,110
Ras Laffan Liquefied Natural Gas III 6.75% 20194	1,000	1,027
Royal Dutch Shell PLC 1.75% 2021	15,580	14,939
Royal Dutch Shell PLC 3.75% 2046	5,000	4,456
Sabine Pass Liquefaction, LLC 5.625% 20238	9,500	10,011
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	10,603
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	6,738
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,233
Sanchez Energy Corp. 7.25% 20234	6,000	5,497
Schlumberger BV 3.625% 20224	1,780	1,770
Schlumberger BV 4.00% 20254	16,041	15,891
Seven Generations Energy Ltd. 5.375% 20254	700	655
SM Energy Co. 6.125% 2022	1,159	1,179
SM Energy Co. 5.625% 2025	3,300	3,193
SM Energy Co. 6.625% 2027	3,875	3,914
Southwestern Energy Co. 6.20% 20258	14,035	13,702
Southwestern Energy Co. 7.50% 2026	6,035	6,171
Statoil ASA 2.75% 2021	3,085	3,035
Statoil ASA 3.25% 2024	850	834
Statoil ASA 4.25% 2041	3,000	2,919
Summit Midstream Partners LP 5.75% 2025	4,950	4,764
Sunoco LP 4.875% 20234	5,635	5,445
Sunoco LP 5.50% 20264	1,665	1,590
Tapstone Energy Inc. 9.75% 20224	2,510	2,234
Targa Resources Partners LP 4.125% 2019	24,555	24,678
Targa Resources Partners LP 6.75% 2024	8,255	8,678
Teekay Corp. 8.50% 2020	67,791	69,147
Teekay Offshore Partners L.P. 8.50% 20234	13,350	13,550
Total Capital SA 3.883% 2028	6,190	6,220
TransCanada Corp. 7.625% 2039	10,750	13,769
TransCanada PipeLines Ltd. 4.25% 2028	8,465	8,300
TransCanada PipeLines Ltd. 4.75% 2038	9,600	9,268
Transocean Guardian LTD, 5.875% 20244,11	3,855	3,831
Transocean Inc. 8.375% 20218	8,050	8,644
Transocean Inc. 9.00% 20234	13,552	14,247

The Income Fund of America — Page 14 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Inc. 6.125% 20254,11	$1,425	$1,420
Transocean Inc. 7.25% 20254	1,900	1,853
Transocean Inc. 7.50% 20264	1,050	1,034
Ultra Petroleum Corp. 6.875% 20224	28,560	16,565
Ultra Petroleum Corp. 7.125% 20254	7,100	3,159
Vine Oil & Gas LP 8.75% 20234	13,885	12,982
W&T Offshore, Inc. 9.75% 20234	1,517	1,472
Weatherford International PLC 4.50% 2022	30,555	23,069
Weatherford International PLC 8.25% 2023	21,075	16,228
Weatherford International PLC 9.875% 2024	5,325	4,153
Weatherford International PLC 9.875% 20254	13,300	10,374
Weatherford International PLC 6.50% 2036	14,525	9,732
Weatherford International PLC 6.75% 2040	37,450	25,466
Western Gas Partners LP 5.30% 2048	5,000	4,337
Whiting Petroleum Corp. 6.625% 2026	2,725	2,739
Woodside Finance Ltd. 4.60% 20214	18,935	19,202
WPX Energy Inc. 6.00% 2022	3,631	3,731
WPX Energy Inc. 5.75% 2026	1,895	1,895
		1,681,496
Communication services 1.44%
Altice Finco SA 8.125% 20244	1,950	1,926
Altice France SA 8.125% 20274	2,725	2,697
Altice NV 6.625% 20234	10,000	9,923
Altice SA 7.625% 20254	4,100	3,511
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 20249	10,075	10,111
AT&T Inc. 4.30% 20304	3,513	3,309
British Telecommunications PLC 9.625% 20308	4,011	5,596
Cablevision Systems Corp. 8.00% 2020	20,000	20,923
Cablevision Systems Corp. 6.75% 2021	37,667	39,537
CBS Outdoor Americas Inc. 5.25% 2022	25,000	25,274
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	4,975
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20234	10,375	10,349
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20244	3,000	3,034
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	2,300	2,319
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20264	37,300	37,020
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20274	11,250	10,617
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,700	5,173
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	4,565	4,285
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20284	30,050	28,134
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	4,588
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	3,570	3,224
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	3,825	3,624
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.530% 20239,10,11	5,539	5,170
CenturyLink, Inc. 6.75% 2023	33,275	34,024
CenturyLink, Inc., Series T, 5.80% 2022	10,350	10,363
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	91,770	91,999
Comcast Corp. 3.70% 2024	7,010	6,991
Comcast Corp. 3.95% 2025	9,697	9,679
Comcast Corp. 4.15% 2028	3,770	3,744
Comcast Corp. 6.45% 2037	25,000	29,098
Comcast Corp. 4.60% 2038	20,340	19,943
Comcast Corp. 4.75% 2044	9,855	9,653
Comcast Corp. 4.00% 2048	1,280	1,120

The Income Fund of America — Page 15 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 4.70% 2048	$8,980	$8,726
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.81% 20229,10,11	19,613	19,371
Delta 2 (Formula One), Term Loan B, (3-month USD-LIBOR + 2.50%) 4.802% 20249,10,11	6,987	6,922
Deutsche Telekom International Finance BV 1.95% 20214	8,700	8,293
Deutsche Telekom International Finance BV 2.82% 20224	10,500	10,218
Deutsche Telekom International Finance BV 3.60% 20274	5,000	4,674
Deutsche Telekom International Finance BV 4.375% 20284	285	280
Deutsche Telekom International Finance BV 9.25% 2032	13,620	19,434
Deutsche Telekom International Finance BV 4.875% 20424	2,000	1,936
France Télécom 4.125% 2021	15,000	15,293
France Télécom 9.00% 20318	5,721	7,888
Frontier Communications Corp. 7.125% 2019	2,450	2,468
Frontier Communications Corp. 10.50% 2022	42,985	36,000
Frontier Communications Corp. 11.00% 2025	94,420	69,635
Frontier Communications Corp. 8.50% 20264	10,800	10,071
Gogo Inc. 12.50% 20224	86,180	93,936
iHeartCommunications, Inc. 9.00% 201913	3,000	2,175
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 8.992% 20199,10,11,13	3,100	2,255
Inmarsat PLC 4.875% 20224	35,440	34,891
Inmarsat PLC 6.50% 20244	10,025	9,912
Intelsat Jackson Holding Co. 7.50% 2021	125	127
Intelsat Jackson Holding Co. 5.50% 2023	11,500	10,321
Intelsat Jackson Holding Co. 6.625% 202410,11	7,700	7,919
Intelsat Jackson Holding Co. 8.00% 20244	12,125	12,716
Intelsat Jackson Holding Co. 8.50% 20244	40,150	39,498
Liberty Global PLC 5.50% 20284	10,900	10,110
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)9,10,11,12	54,140	40,199
Live Nation Entertainment, Inc. 5.625% 20264	1,000	1,003
McGraw-Hill Global Education Holdings, LLC 7.875% 20244	500	428
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.242% 20229,10,11	1,800	1,727
MDC Partners Inc. 6.50% 20244	9,492	7,831
Meredith Corp. 6.875% 20264	21,745	21,799
Myriad International Holdings 6.00% 20204	45,655	47,213
Myriad International Holdings 6.00% 2020	25,705	26,582
Myriad International Holdings 5.50% 2025	6,140	6,294
NBC Universal Enterprise, Inc. 5.25% 20494	29,525	29,968
Neptune Finco Corp. (Altice NV) 6.625% 20254	4,600	4,830
Numericable Group SA 7.375% 20264	10,700	10,312
Orange SA 5.50% 2044	3,000	3,273
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,042
Sirius XM Radio Inc 4.625% 20234	5,975	5,826
Sirius XM Radio Inc. 3.875% 20224	16,600	16,060
SoftBank Group Corp. 3.36% 20234,11	16,087	15,967
Sprint Corp. 7.00% 2020	2,000	2,075
Sprint Corp. 7.25% 2021	3,225	3,374
Sprint Corp. 11.50% 2021	5,880	6,924
Sprint Corp. 6.875% 2028	20,835	20,522
Thomson Reuters Corp. 4.30% 2023	1,905	1,923
Thomson Reuters Corp. 5.65% 2043	1,425	1,474
Time Warner Cable Inc. 5.00% 2020	35,000	35,564
T-Mobile US, Inc. 6.50% 2026	4,125	4,362
Trilogy International Partners, LLC 8.875% 20224	35,905	36,085
Univision Communications Inc. 5.125% 20234	5,341	5,045

The Income Fund of America — Page 16 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Univision Communications Inc. 5.125% 20254	$5,585	$5,119
Verizon Communications Inc. 4.50% 2033	10,000	9,739
Verizon Communications Inc. 4.125% 2046	44,341	38,348
Verizon Communications Inc. 4.522% 2048	78,900	71,843
Vodafone Group PLC 4.125% 2025	15,500	15,205
Vodafone Group PLC 4.375% 2028	8,050	7,782
Vodafone Group PLC 5.25% 2048	4,275	4,035
Warner Music Group 5.625% 20224	4,719	4,790
Warner Music Group 5.00% 20234	5,600	5,551
Warner Music Group 5.50% 20264	1,925	1,882
Wind Tre SpA 5.00% 20264	33,575	28,744
Zayo Group Holdings, Inc. 6.375% 2025	4,300	4,413
Zayo Group Holdings, Inc. 5.75% 20274	3,675	3,611
Ziggo Bond Finance BV 5.50% 20274	42,225	38,847
		1,507,613
Utilities 0.90%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20234	2,000	1,956
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20254	16,000	15,831
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 20304	2,865	2,853
AEP Transmission Co. LLC 3.75% 2047	3,660	3,247
AEP Transmission Co. LLC 4.25% 2048	2,800	2,695
AES Corp. 4.00% 20215	2,600	2,580
AES Corp. 4.50% 20235	1,300	1,284
AES Corp. 4.875% 20235	3,225	3,201
AES Corp. 5.50% 20255	29,889	30,113
AES Corp. 6.00% 20265	4,150	4,264
AES Corp. 5.125% 20275	955	945
American Electric Power Co., Inc. 2.95% 2022	12,065	11,758
American Electric Power Co., Inc. 3.20% 2027	19,761	18,373
AmeriGas Partners, LP 5.50% 2025	4,850	4,559
Atlantic City Electric Co. 4.00% 2028	6,975	7,010
Berkshire Hathaway Energy Co. 2.40% 2020	3,110	3,080
Berkshire Hathaway Energy Co. 2.80% 2023	2,550	2,476
Calpine Corp. 6.00% 20224	3,425	3,455
Calpine Corp. 5.375% 2023	7,860	7,477
Calpine Corp. 5.875% 20244	2,925	2,932
Calpine Corp. 5.25% 20264	25,595	23,611
Centerpoint Energy, Inc. 2.50% 2022	3,000	2,867
Centerpoint Energy, Inc. 3.85% 2024	6,500	6,503
Centerpoint Energy, Inc. 4.25% 2028	2,500	2,481
CMS Energy Corp. 5.05% 2022	2,425	2,523
CMS Energy Corp. 3.00% 2026	16,809	15,689
Colbun SA 4.50% 20244	1,500	1,475
Colbun SA 3.95% 20274	1,554	1,432
Comision Federal de Electricidad 4.875% 20244	2,000	1,979
Comision Federal de Electricidad 4.75% 20274	370	351
Commonwealth Edison Co. 4.00% 2048	5,225	4,868
Consolidated Edison Co. of New York, Inc. 4.50% 2058	8,390	8,022
Consumers Energy Co. 6.70% 2019	13,400	13,820
Consumers Energy Co. 3.375% 2023	360	359
Consumers Energy Co. 3.125% 2024	2,520	2,445
Consumers Energy Co. 3.80% 2028	3,025	3,014
Consumers Energy Co. 4.05% 2048	6,855	6,561

The Income Fund of America — Page 17 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 4.35% 2049	$9,642	$9,602
DTE Energy Co. 3.70% 2023	5,304	5,272
Duke Energy Corp. 3.75% 2024	5,000	4,961
Duke Energy Florida, LLC 3.80% 2028	4,000	3,956
Duke Energy Indiana, Inc. 4.90% 2043	14,785	15,563
Duke Energy Progress Inc. 4.15% 2044	3,935	3,756
Duke Energy Progress, LLC 3.375% 2023	2,805	2,795
Dynegy Finance Inc. 7.375% 2022	6,000	6,240
Dynegy Finance Inc. 7.625% 2024	1,609	1,710
Edison International 2.40% 2022	900	849
EDP Finance BV 4.125% 20204	3,402	3,421
EDP Finance BV 5.25% 20214	22,500	23,094
EDP Finance BV 3.625% 20244	23,375	22,186
Electricité de France SA 3.625% 20254	780	745
Electricité de France SA 6.95% 20394	8,000	9,441
Electricité de France SA 5.00% 20484	1,873	1,731
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)4,8	3,500	3,383
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)8	36,024	37,735
Emera US Finance LP 2.15% 2019	3,975	3,947
Emera US Finance LP 2.70% 2021	2,505	2,430
Emera US Finance LP 4.75% 2046	8,333	7,764
Empresa Nacional de Electricidad SA 4.25% 2024	900	883
Enel Chile SA 4.875% 2028	955	949
Enel Finance International SA 2.875% 20224	4,900	4,620
Enel Finance International SA 2.75% 20234	18,850	17,378
Enel Finance International SA 3.625% 20274	10,750	9,352
Enel Finance International SA 3.50% 20284	12,200	10,274
Enel Finance International SA 6.00% 20394	3,000	3,012
Enel Società per Azioni 8.75% 20734,8	12,000	12,990
Entergy Corp. 4.00% 2022	2,220	2,235
Entergy Corp. 2.95% 2026	5,000	4,536
Entergy Louisiana, LLC 3.30% 2022	2,183	2,136
Entergy Louisiana, LLC 4.20% 2048	5,125	4,956
Eversource Energy 2.80% 2023	9,412	9,063
Exelon Corp. 3.497% 20228	27,585	26,926
Exelon Corp. 3.95% 2025	846	834
Exelon Corp. 3.40% 2026	2,860	2,695
FirstEnergy Corp. 3.90% 2027	32,848	31,432
FirstEnergy Corp. 3.50% 20284	2,500	2,341
FirstEnergy Corp. 4.85% 2047	14,927	14,613
FirstEnergy Corp., Series B, 4.25% 2023	42,305	42,739
Gulf Power Co. 3.30% 2027	484	458
Iberdrola Finance Ireland 5.00% 20194	1,060	1,076
Interstate Power and Light Co. 3.25% 2024	10,000	9,701
Israel Electric Corp. Ltd. 8.10% 20964	4,905	6,327
MidAmerican Energy Holdings Co. 2.40% 2019	9,000	8,987
Mississippi Power Co. 3.95% 2028	7,500	7,283
Mississippi Power Co. 4.25% 2042	8,920	8,043
National Grid PLC 3.15% 20274	1,105	1,032
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	5,789
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	11,279
New York State Electric & Gas Corp. 3.25% 20264	3,000	2,853
Niagara Mohawk Power Corp. 3.508% 20244	3,150	3,110

The Income Fund of America — Page 18 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Niagara Mohawk Power Corp. 4.278% 20344	$2,000	$1,970
NiSource Finance Corp. 2.65% 2022	1,775	1,689
Northern States Power Co. 4.125% 2044	11,000	10,654
NRG Energy, Inc. 7.25% 2026	2,000	2,135
NV Energy, Inc 6.25% 2020	920	969
Pacific Gas and Electric Co. 2.45% 2022	1,250	1,179
Pacific Gas and Electric Co. 3.85% 2023	9,532	9,314
Pacific Gas and Electric Co. 4.25% 20234	13,205	13,153
Pacific Gas and Electric Co. 3.40% 2024	4,189	3,968
Pacific Gas and Electric Co. 3.75% 2024	3,223	3,118
Pacific Gas and Electric Co. 3.50% 2025	5,000	4,664
Pacific Gas and Electric Co. 3.30% 2027	5,000	4,461
Pacific Gas and Electric Co. 4.65% 20284	15,000	14,788
Pacific Gas and Electric Co. 6.35% 2038	285	311
Pacific Gas and Electric Co. 4.45% 2042	2,000	1,759
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	10,409
Progress Energy, Inc. 7.00% 2031	8,221	10,194
Progress Energy, Inc. 7.75% 2031	6,100	7,909
Public Service Co. of Colorado 5.125% 2019	900	912
Public Service Co. of Colorado 2.50% 2023	1,771	1,690
Public Service Enterprise Group Inc. 2.00% 2021	5,775	5,505
Public Service Enterprise Group Inc. 2.65% 2022	3,975	3,808
Puget Energy, Inc. 6.50% 2020	11,517	12,158
Puget Energy, Inc. 6.00% 2021	3,945	4,177
Puget Energy, Inc. 5.625% 2022	12,652	13,327
Puget Energy, Inc. 3.65% 2025	1,911	1,834
SCANA Corp. 6.25% 2020	4,746	4,865
SCANA Corp. 4.75% 2021	14,327	14,419
SCANA Corp. 4.125% 2022	6,359	6,276
South Carolina Electric & Gas Co. 3.50% 2021	7,200	7,189
South Carolina Electric & Gas Co. 4.25% 2028	15,540	15,472
South Carolina Electric & Gas Co. 5.30% 2033	4,292	4,493
South Carolina Electric & Gas Co. 5.80% 2033	1,063	1,137
South Carolina Electric & Gas Co. 5.45% 2041	5,381	5,788
South Carolina Electric & Gas Co. 4.35% 2042	307	290
South Carolina Electric & Gas Co. 4.10% 2046	8,840	7,874
Southern California Edison Co. 1.845% 202211	4,163	4,058
State Grid Overseas Investment Ltd. 3.50% 20274	2,000	1,877
Talen Energy Corp. 4.60% 2021	3,255	3,068
Talen Energy Corp. 9.50% 20224	16,235	16,560
Talen Energy Corp. 10.50% 20264	3,815	3,367
Tampa Electric Co. 2.60% 2022	3,510	3,370
Tampa Electric Co. 4.35% 2044	8,330	7,921
Tampa Electric Co. 4.45% 2049	1,735	1,675
Teco Finance, Inc. 5.15% 2020	14,443	14,721
Veolia Environnement 6.75% 2038	500	592
Virginia Electric and Power Co. 3.45% 2024	560	554
Virginia Electric and Power Co. 3.10% 2025	2,625	2,518
Vistra Operations Co. LLC 5.50% 20264	3,445	3,398
		946,109

The Income Fund of America — Page 19 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.90%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.40% 2023	$1,990	$1,903
Amazon.com, Inc. 2.80% 2024	7,425	7,092
Amazon.com, Inc. 3.15% 2027	890	840
Amazon.com, Inc. 3.875% 2037	1,400	1,323
Amazon.com, Inc. 4.05% 2047	4,000	3,762
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	13,250	12,654
American Honda Finance Corp. 1.65% 2021	4,750	4,545
American Honda Finance Corp. 2.60% 2022	2,000	1,933
American Honda Finance Corp. 3.50% 2028	2,000	1,927
Bayerische Motoren Werke AG 2.15% 20204	2,000	1,969
Bayerische Motoren Werke AG 2.00% 20214	2,000	1,930
Bayerische Motoren Werke AG 2.25% 20234	1,000	933
Bayerische Motoren Werke AG 3.45% 20234	13,460	13,290
BMW US Capital, LLC 3.40% 20214	1,500	1,497
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 5.052% 20249,10,11	7,444	7,456
Carnival Corp. 3.95% 2020	11,290	11,430
Churchill Downs Inc. 4.75% 20284	3,150	2,882
Cirsa Gaming Corp. SA 7.875% 20234	13,175	13,313
CRC Escrow Issuer LLC 5.25% 20254	3,460	3,229
DaimlerChrysler North America Holding Corp. 2.25% 20194	14,000	13,894
DaimlerChrysler North America Holding Corp. 2.25% 20204	8,660	8,524
DaimlerChrysler North America Holding Corp. 2.00% 20214	9,725	9,359
DaimlerChrysler North America Holding Corp. 3.30% 20254	2,000	1,895
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,731
Ford Motor Co. 4.346% 2026	2,000	1,817
Ford Motor Credit Co. 2.343% 2020	24,820	23,958
Ford Motor Credit Co. 3.157% 2020	10,000	9,832
Ford Motor Credit Co. 3.20% 2021	9,220	9,002
Ford Motor Credit Co. 3.813% 2021	5,000	4,899
Ford Motor Credit Co. 3.339% 2022	25,000	23,906
Ford Motor Credit Co. 3.096% 2023	17,714	16,370
Ford Motor Credit Co. 4.375% 2023	13,136	12,799
Ford Motor Credit Co. 3.664% 2024	7,000	6,376
Ford Motor Credit Co. 3.815% 2027	3,968	3,430
General Motors Co. 4.875% 2023	7,636	7,737
General Motors Co. 4.35% 2025	6,065	5,851
General Motors Co. 6.60% 2036	13,260	13,620
General Motors Co. 6.75% 2046	13,230	13,502
General Motors Financial Co. 2.35% 2019	18,500	18,324
General Motors Financial Co. 3.70% 2020	2,725	2,721
General Motors Financial Co. 3.20% 2021	4,875	4,772
General Motors Financial Co. 3.55% 2021	1,400	1,388
General Motors Financial Co. 3.15% 2022	5,739	5,514
General Motors Financial Co. 3.45% 2022	3,000	2,926
General Motors Financial Co. 3.25% 2023	12,500	11,969
General Motors Financial Co. 3.70% 2023	9,200	8,901
General Motors Financial Co. 3.50% 2024	8,170	7,621
Goodyear Tire & Rubber Co. 5.125% 2023	1,025	1,008
Goodyear Tire & Rubber Co. 4.875% 2027	2,600	2,334
Hanesbrands Inc. 4.625% 20244	4,760	4,581
Hanesbrands Inc. 4.875% 20264	21,340	20,326
Home Depot, Inc. 5.95% 2041	12,500	14,966
Hyundai Capital America 3.45% 20214	21,325	21,090
Hyundai Capital America 3.75% 20214	5,000	4,964

The Income Fund of America — Page 20 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 3.10% 20224	$9,720	$9,405
Hyundai Capital America 3.25% 20224	10,307	9,949
Lennar Corp. 8.375% 2021	4,100	4,438
Levi Strauss & Co. 5.00% 2025	5,700	5,643
Limited Brands, Inc. 7.00% 2020	15,000	15,675
Limited Brands, Inc. 6.625% 2021	15,000	15,675
Limited Brands, Inc. 5.25% 2028	4,545	3,880
Limited Brands, Inc. 6.875% 2035	3,460	2,958
McDonald’s Corp. 2.625% 2022	2,740	2,667
McDonald’s Corp. 3.35% 2023	875	861
McDonald’s Corp. 3.50% 2027	1,250	1,195
McDonald’s Corp. 3.80% 2028	740	720
McDonald’s Corp. 4.45% 2047	3,200	3,004
Meritage Homes Corp. 5.125% 2027	10,675	9,421
Merlin Entertainment 5.75% 20264	2,800	2,807
MGM Resorts International 7.75% 2022	13,050	14,045
Michaels Stores, Inc. 5.875% 20204	3,425	3,429
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 4.50%) 6.302% 20239,10,11	2,538	2,396
Neiman Marcus Group LTD Inc. 8.00% 20214	12,570	7,605
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.531% 20209,10,11	7,259	6,623
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)4,12	11,824	7,213
Newell Rubbermaid Inc. 2.60% 2019	1,211	1,208
Newell Rubbermaid Inc. 3.15% 2021	531	520
Newell Rubbermaid Inc. 3.85% 2023	4,890	4,744
Nissan Motor Co., Ltd. 2.60% 20224	9,910	9,472
NMG Finco PLC 5.75% 20224	4,850	4,615
Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.28% 20229,10,11	23,578	20,056
Petsmart, Inc. 7.125% 20234	62,890	44,337
Petsmart, Inc. 5.875% 20254	77,810	61,275
Petsmart, Inc. 8.875% 20254	57,270	39,946
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,515	1,466
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	33,465	31,246
Schaeffler Verwaltungs 4.125% 20214,12	2,800	2,723
Schaeffler Verwaltungs 4.75% 20264,12	4,950	4,467
Scientific Games Corp. 10.00% 2022	8,037	8,429
Scientific Games Corp. 5.00% 20254	3,800	3,544
Service Corp. International 5.375% 2024	905	919
Six Flags Entertainment Corp. 4.875% 20244	11,475	10,873
Sotheby’s 4.875% 20254	11,875	11,029
Starbucks Corp. 3.10% 2023	8,943	8,730
Starbucks Corp. 3.80% 2025	17,315	16,832
Starbucks Corp. 4.00% 2028	3,500	3,407
Starbucks Corp. 3.75% 2047	1,500	1,242
Stars Group Holdings BV, 7.00% 20264	2,805	2,854
Toyota Motor Credit Corp. 1.70% 2019	2,000	1,993
Toyota Motor Credit Corp. 2.15% 2020	3,000	2,967
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,902
Toyota Motor Credit Corp. 2.60% 2022	3,390	3,311
Toyota Motor Credit Corp. 2.70% 2023	1,505	1,456
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,262
Toyota Motor Credit Corp. 3.05% 2028	5,992	5,575
Uber Technologies, Inc. 7.50% 20234	4,200	4,216
Uber Technologies, Inc. 8.00% 20264	24,725	24,910
Wyndham Worldwide Corp. 5.375% 20264	3,900	3,802

The Income Fund of America — Page 21 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20234	$20,188	$19,254
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20254	15,900	15,165
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20274	16,840	15,261
		941,432
Materials 0.79%
AK Steel Holding Corp. 7.625% 2021	3,400	3,413
AK Steel Holding Corp. 7.50% 2023	6,170	6,317
AK Steel Holding Corp. 6.375% 2025	2,500	2,238
AK Steel Holding Corp. 7.00% 2027	1,300	1,157
Ardagh Group SA 7.125% 202312	3,250	3,169
Ardagh Packaging Finance 4.25% 20224	900	875
Ardagh Packaging Finance 4.625% 20234	2,670	2,603
Ardagh Packaging Finance 6.00% 20254	8,980	8,441
Axalta Coating Systems LLC 4.875% 20244	7,250	6,860
Ball Corp. 4.375% 2020	15,225	15,263
Berry Plastics Corp. 5.50% 2022	2,400	2,403
BWAY Parent Co. Inc. 5.50% 20244	3,100	2,984
BWAY Parent Co. Inc. 7.25% 20254	6,070	5,767
BWAY Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 5.658% 20249,10,11	2,227	2,218
Carlyle Group LP 8.75% 20234,12	2,435	2,438
CF Industries, Inc. 3.45% 2023	2,190	2,089
CF Industries, Inc. 4.95% 2043	19,035	16,299
CF Industries, Inc. 5.375% 2044	7,523	6,648
Chemours Co. 6.625% 2023	23,930	24,528
Chevron Phillips Chemical Co. LLC 3.30% 20234	1,945	1,913
Cleveland-Cliffs Inc. 4.875% 2021	7,695	7,657
Cleveland-Cliffs Inc. 4.875% 20244	14,650	14,027
Cleveland-Cliffs Inc. 5.75% 2025	87,210	82,740
Consolidated Energy Finance SA 6.50% 20264	10,605	10,565
Constellium NV 5.875% 20264	3,700	3,460
CRH America, Inc. 3.875% 20254	2,000	1,935
CRH America, Inc. 5.125% 20454	1,000	981
CVR Partners, LP 9.25% 20234	13,560	14,340
Dow Chemical Co. 4.125% 2021	3,300	3,351
Dow Chemical Co. 4.625% 2044	1,200	1,104
Eastman Chemical Co. 2.70% 2020	12,000	11,913
First Quantum Minerals Ltd. 7.00% 20214	58,042	56,881
First Quantum Minerals Ltd. 7.25% 20224	10,475	10,004
First Quantum Minerals Ltd. 6.50% 20244	4,425	3,877
First Quantum Minerals Ltd. 7.50% 20254	55,350	49,607
First Quantum Minerals Ltd. 6.875% 20264	22,800	19,779
Flex Acquisition Co., Inc. 7.875% 20264	350	339
Freeport-McMoRan Inc. 3.55% 2022	51,775	49,122
FXI Holdings, Inc. 7.875% 20244	5,960	5,573
Georgia-Pacific Corp. 2.539% 20194	12,000	11,911
H.I.G. Capital, LLC 6.75% 20244	18,935	18,414
Hexion Inc. 10.375% 20224	3,765	3,403
Holcim Ltd. 6.00% 20194	1,607	1,652
Holcim Ltd. 5.15% 20234	12,595	13,056
Huntsman International LLC 4.875% 2020	8,403	8,479
INEOS Group Holdings SA 5.625% 20244	7,800	7,469
International Paper Co. 7.30% 2039	5,615	6,768
LSB Industries, Inc. 9.625% 20234	13,895	14,468

The Income Fund of America — Page 22 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance BV 4.875% 2044	$400	$368
LyondellBasell Industries NV 6.00% 2021	2,500	2,638
Mosaic Co. 3.25% 2022	1,500	1,457
Mosaic Co. 4.05% 2027	500	475
Nova Chemicals Corp. 5.25% 20274	20,635	18,675
Novelis Corp. 6.25% 20244	6,625	6,575
Novelis Corp. 5.875% 20264	12,500	11,812
Olin Corp. 5.00% 2030	3,797	3,423
Owens-Illinois, Inc. 5.875% 20234	9,000	9,000
Platform Specialty Products Corp. 6.50% 20224	11,975	12,170
Platform Specialty Products Corp. 5.875% 20254	16,180	15,411
Praxair, Inc. 3.00% 2021	2,500	2,487
Rayonier Advanced Materials Inc. 5.50% 20244	13,933	13,097
Reynolds Group Inc. 5.75% 2020	9,638	9,650
Reynolds Group Inc. 7.00% 20244	4,200	4,218
Ryerson Inc. 11.00% 20224	48,221	51,717
Scotts Miracle-Gro Co. 5.25% 2026	4,845	4,603
Sealed Air Corp. 5.25% 20234	1,855	1,846
Sherwin-Williams Co. 2.75% 2022	5,940	5,723
Sherwin-Williams Co. 3.125% 2024	1,500	1,425
Sherwin-Williams Co. 3.45% 2027	9,210	8,531
Sherwin-Williams Co. 4.50% 2047	4,115	3,710
SPCM SA 4.875% 20254	9,190	8,524
Standard Industries Inc. 6.00% 20254	4,600	4,543
Starfruit US Holdco LLC 8.00% 20264	3,490	3,394
Starfruit US Holdco LLC. Term Loan B, (3-month USD-LIBOR + 3.25%) 5.506% 20259,10,11	2,635	2,634
Summit Materials, Inc. 8.50% 2022	875	926
Summit Materials, Inc. 6.125% 2023	9,325	9,069
Tronox Ltd. 5.75% 20254	2,550	2,244
Tronox Ltd. 6.50% 20264	17,669	16,211
United States Steel Corp. 7.375% 2020	6,725	7,013
Venator Materials Corp. 5.75% 20254	21,555	18,483
Warrior Met Coal, Inc. 8.00% 20244	9,775	10,068
Westlake Chemical Corp. 5.00% 2046	1,045	983
Westlake Chemical Corp. 4.375% 2047	1,915	1,627
Zekelman Industries Inc. 9.875% 20234	5,246	5,613
		830,841
Industrials 0.76%
3M Co. 3.625% 2028	6,425	6,360
ABB Finance (USA) Inc. 2.875% 2022	1,000	978
ACCO Brands Corp. 5.25% 20244	7,200	6,714
ADT Corp. 3.50% 2022	17,865	16,637
Airbus Group SE 2.70% 20234	885	853
Allison Transmission Holdings, Inc. 5.00% 20244	16,505	16,061
American Airlines, Inc. 5.50% 20194	2,350	2,382
American Airlines, Inc., Series 2013-2, Class A, 4.95% 202411	6,231	6,373
ARAMARK Corp. 5.125% 2024	9,225	9,202
ARAMARK Corp. 5.00% 20284	1,490	1,417
Ashtead Group PLC 4.125% 20254	4,170	3,889
Associated Materials, LLC 9.00% 20244	45,825	46,341
Avis Budget Group, Inc. 5.50% 2023	24,160	23,586
Beacon Roofing Supply, Inc. 4.875% 20254	7,124	6,429
Bohai Financial Investment Holding Co., Ltd. 5.25% 20224	2,750	2,740

The Income Fund of America — Page 23 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bohai Financial Investment Holding Co., Ltd. 5.50% 20244	$8,250	$8,190
Brand Energy 8.50% 20254	10,155	10,041
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.052% 20259,10,11	5,350	5,393
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.052% 20269,10,11	2,855	2,905
Builders FirstSource, Inc. 5.625% 20244	13,144	12,306
Canadian National Railway Co. 3.65% 2048	7,460	6,594
CD&R Waterworks Merger Sub, LLC 6.125% 20254	2,845	2,681
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 202111	1	1
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 202211	2,461	2,530
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 202211	—7	—7
CSX Corp. 3.80% 2028	12,835	12,409
DAE Aviation Holdings, Inc. 10.00% 20234	27,920	30,129
Deck Chassis Acquisition Inc. 10.00% 20234	11,175	11,622
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 202411	3,956	4,223
ERAC USA Finance Co. 5.25% 20204	5,000	5,161
Euramax International, Inc. 12.00% 20204	22,200	23,060
Fortive Corp. 2.35% 2021	2,825	2,734
General Dynamics Corp. 3.375% 2023	1,890	1,884
General Dynamics Corp. 3.50% 2025	9,400	9,307
General Dynamics Corp. 3.75% 2028	8,290	8,209
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,629
General Electric Co. 2.70% 2022	7,750	7,302
General Electric Co. 4.125% 2042	11,000	8,864
General Electric Co. 5.00% (undated) (3-month USD-LIBOR + 3.33% on 1/21/2021)8	95,170	87,913
Hardwoods Acquisition Inc 7.50% 20214	13,649	11,806
Harris Corp. 2.70% 2020	1,315	1,301
Harris Corp. 3.832% 2025	740	722
Hertz Global Holdings Inc. 7.625% 20224	35,985	34,562
JELD-WEN Holding, Inc. 4.875% 20274	4,975	4,341
KAR Auction Services, Inc. 5.125% 20254	6,615	6,284
KLX Inc. 5.875% 20224	2,140	2,210
Kratos Defense & Security Solutions, Inc. 6.50% 20254	515	533
Lockheed Martin Corp. 1.85% 2018	2,535	2,534
Lockheed Martin Corp. 2.50% 2020	3,250	3,193
Lockheed Martin Corp. 3.10% 2023	695	681
Lockheed Martin Corp. 4.50% 2036	560	567
Lockheed Martin Corp. 4.70% 2046	4,560	4,641
LSC Communications, Inc. 8.75% 20234	17,550	18,866
Multi-Color Corp. 4.875% 20254	8,590	7,881
Navistar International Corp. 6.625% 20254	1,720	1,763
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.78% 20249,10,11	1,970	1,975
Northrop Grumman Corp. 2.55% 2022	4,475	4,306
Northrop Grumman Corp. 2.93% 2025	9,570	9,033
Northrop Grumman Corp. 3.25% 2028	15,195	14,053
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.175% 20259,10,11	4,524	4,513
Pisces Parent, LLC 8.00% 20264	28,911	28,188
PrimeSource Building Products Inc 9.00% 20234	3,630	3,734
R.R. Donnelley & Sons Co. 7.875% 2021	6,621	6,902
R.R. Donnelley & Sons Co. 6.50% 2023	14,780	14,281
Rexnord Corp. 4.875% 20254	7,845	7,394
Rockwell Collins, Inc. 2.80% 2022	3,645	3,536
Rockwell Collins, Inc. 3.20% 2024	6,370	6,108
Roper Technologies, Inc. 2.80% 2021	1,725	1,681
Siemens AG 1.70% 20214	5,225	4,988

The Income Fund of America — Page 24 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Siemens AG 2.70% 20224	$7,100	$6,907
Siemens AG 2.35% 20264	3,960	3,535
Staples Inc. 8.50% 20254	7,515	6,839
TransDigm Inc. 5.50% 2020	12,000	12,015
Union Pacific Corp. 3.75% 2025	4,720	4,691
Union Pacific Corp. 3.95% 2028	10,175	10,032
Union Pacific Corp. 4.50% 2048	1,495	1,454
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,11	2,633	2,701
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 202411	4,637	4,863
United Rentals, Inc. 4.625% 2025	6,950	6,455
United Rentals, Inc. 6.50% 2026	2,325	2,357
United Rentals, Inc. 4.875% 2028	3,500	3,162
United Technologies Corp. 3.65% 2023	18,260	18,075
United Technologies Corp. 3.95% 2025	14,140	13,983
United Technologies Corp. 3.125% 2027	16,000	14,744
United Technologies Corp. 4.125% 2028	7,065	6,967
United Technologies Corp. 4.45% 2038	710	688
United Technologies Corp. 4.625% 2048	970	935
Virgin Australia Holdings Ltd. 8.50% 20194	41,650	42,285
Virgin Australia Holdings Ltd. 7.875% 20214	1,750	1,733
Westinghouse Air Brake Technologies Corp. (dba Wabtec Corp.) 4.15% 2024	4,105	4,014
		797,061
Consumer staples 0.55%
Altria Group, Inc. 9.25% 2019	16,584	17,371
Altria Group, Inc. 9.95% 2038	23,500	36,252
Altria Group, Inc. 4.25% 2042	20,000	17,664
Altria Group, Inc. 4.50% 2043	4,000	3,657
Altria Group, Inc. 5.375% 2044	2,000	2,041
Anheuser-Busch InBev NV 3.50% 2024	2,365	2,305
Anheuser-Busch InBev NV 3.65% 2026	12,805	12,164
Anheuser-Busch InBev NV 4.00% 2028	10,525	10,114
Anheuser-Busch InBev NV 4.95% 2042	9,095	8,744
Anheuser-Busch InBev NV 4.90% 2046	3,215	3,047
Anheuser-Busch InBev NV 4.60% 2048	3,215	2,906
Avon Products, Inc. 7.875% 20224	14,865	15,162
B&G Foods, Inc. 4.625% 2021	2,100	2,095
B&G Foods, Inc. 5.25% 2025	15,393	14,720
British American Tobacco International Finance PLC 3.95% 20254	8,000	7,740
British American Tobacco PLC 2.297% 20204	15,000	14,684
British American Tobacco PLC 2.764% 20224	15,690	15,033
British American Tobacco PLC 3.222% 20244	35,000	33,074
British American Tobacco PLC 3.557% 20274	15,520	14,257
British American Tobacco PLC 4.39% 20374	9,000	8,057
British American Tobacco PLC 4.54% 20474	10,440	9,125
Conagra Brands, Inc. 5.40% 2048	1,850	1,781
Conagra Brands, Inc. 3.80% 2021	4,516	4,530
Conagra Brands, Inc. 4.30% 2024	17,712	17,761
Conagra Brands, Inc. 4.60% 2025	1,330	1,333
Conagra Brands, Inc. 4.85% 2028	2,900	2,897
Conagra Brands, Inc. 5.30% 2038	7,000	6,800
Constellation Brands, Inc. 2.65% 2022	19,835	19,012
Constellation Brands, Inc. 2.70% 2022	1,740	1,673
Constellation Brands, Inc. 3.20% 2023	11,299	10,962

The Income Fund of America — Page 25 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 3.60% 2028	$1,850	$1,710
Constellation Brands, Inc. 4.10% 2048	4,825	4,074
Costco Wholesale Corp. 2.30% 2022	3,500	3,381
Costco Wholesale Corp. 2.75% 2024	2,000	1,928
Costco Wholesale Corp. 3.00% 2027	7,500	7,055
Cott Beverages Inc. 5.50% 20254	6,825	6,518
Energizer Gamma Acquisition Inc. 6.375% 20264	5,385	5,398
Energizer SpinCo Inc. 5.50% 20254	2,150	2,096
First Quality Enterprises, Inc. 5.00% 20254	5,875	5,420
First Quality Finance 4.625% 20214	1,950	1,926
Imperial Tobacco Finance PLC 3.50% 20234	10,000	9,743
Keurig Dr. Pepper Inc. 4.057% 20234	20,795	20,691
Keurig Dr. Pepper Inc. 4.417% 20254	7,708	7,630
Keurig Dr. Pepper Inc. 4.597% 20284	9,750	9,629
Keurig Dr. Pepper Inc. 4.985% 20384	8,972	8,664
Keurig Dr. Pepper Inc. 5.085% 20484	8,000	7,689
Molson Coors Brewing Co. 1.45% 2019	1,645	1,626
Molson Coors Brewing Co. 1.90% 2019	210	209
Molson Coors Brewing Co. 2.25% 2020	680	670
Molson Coors Brewing Co. 2.10% 2021	8,880	8,507
Molson Coors Brewing Co. 3.00% 2026	2,770	2,471
Molson Coors Brewing Co. 4.20% 2046	4,200	3,552
Pernod Ricard SA 4.45% 20224	12,625	12,871
Philip Morris International Inc. 2.375% 2022	5,035	4,821
Philip Morris International Inc. 2.50% 2022	10,975	10,532
Philip Morris International Inc. 2.625% 2022	8,405	8,186
Philip Morris International Inc. 4.25% 2044	2,000	1,804
Pilgrim’s Pride Corp. 5.75% 20254	2,565	2,405
Post Holdings, Inc. 5.00% 20264	6,075	5,627
Post Holdings, Inc. 5.625% 20284	5,485	5,171
Prestige Brands International Inc. 5.375% 20214	1,475	1,462
Reckitt Benckiser Treasury Services PLC 2.75% 20244	1,350	1,268
Reynolds American Inc. 3.25% 2020	5,510	5,494
Reynolds American Inc. 3.25% 2022	6,150	5,998
Reynolds American Inc. 4.00% 2022	890	893
Reynolds American Inc. 4.45% 2025	5,610	5,589
Reynolds American Inc. 5.70% 2035	3,130	3,221
Reynolds American Inc. 5.85% 2045	16,200	16,664
Spectrum Brands Inc. 6.125% 2024	4,650	4,650
Wal-Mart Stores, Inc. 3.125% 2021	8,500	8,501
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,844
Wal-Mart Stores, Inc. 3.40% 2023	3,170	3,162
Wal-Mart Stores, Inc. 3.70% 2028	6,204	6,119
WM. Wrigley Jr. Co. 2.90% 20194	1,285	1,282
WM. Wrigley Jr. Co. 3.375% 20204	16,450	16,453
		573,565
Information technology 0.47%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.636% 20259,10,11	27,400	27,080
Apple Inc. 2.75% 2025	13,000	12,335
Apple Inc. 2.90% 2027	3,000	2,782
Apple Inc. 3.00% 2027	3,000	2,804
Apple Inc. 3.20% 2027	8,500	8,091
Apple Inc. 3.35% 2027	4,855	4,682

The Income Fund of America — Page 26 of 42

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.386% 20259,10,11	$3,985	$4,079
Banff Merger Sub Inc. 9.75% 20264	3,710	3,594
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.445% 20219,10,11	5,486	5,249
Broadcom Ltd. 3.00% 2022	38,500	37,296
Broadcom Ltd. 2.65% 2023	10,500	9,859
Broadcom Ltd. 3.625% 2024	39,875	38,224
Broadcom Ltd. 3.875% 2027	25,145	23,099
Camelot Finance SA 7.875% 20244	14,410	14,302
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.052% 20259,10,11	950	959
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.53% 20259,10,11	525	523
Dell Inc. 2.65% 2020	1,300	1,267
Dell Inc. 7.125% 20244	3,225	3,416
Diebold Nixdorf AG, Term Loan A1 (3-month USD-LIBOR + 9.25%) 11.563% 20229,10,11	1,344	1,415
Diebold Nixdorf AG Term Loan B (3-month USD-LIBOR + 2.75%) 5.063% 20239,10,11	6,009	5,228
Diebold, Inc. 8.50% 2024	3,375	2,126
Ellucian, Inc. 9.00% 20234	775	806
Financial & Risk US Holdings, Inc. 6.25% 20264	1,609	1,603
Financial & Risk US Holdings, Inc. 8.25% 20264	5,325	5,179
First Data Corp. 5.375% 20234	10,950	11,073
First Data Corp. 7.00% 20234	68,949	71,543
First Data Corp. 5.00% 20244	8,325	8,273
First Data Corp. 5.75% 20244	7,650	7,727
Genesys Telecommunications Laboratories, Inc. 10.00% 20244	8,500	9,244
Genesys Telecommunications Laboratories, Inc., Term Loan B3, (3-month USD-LIBOR + 3.50%) 5.802% 20239,10,11	2,718	2,727
Infor (US), Inc. 6.50% 2022	9,770	9,794
Infor Software 7.125% 20214,12	22,525	22,750
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.030% 20249,10,11	3,186	3,202
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.780% 20259,10,11	5,185	5,230
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.343% 20239,10,11	1,625	1,630
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.593% 20249,10,11	24,260	24,634
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.795% 20249,10,11	12,513	12,562
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.795% 20259,10,11	175	178
Microsoft Corp. 1.55% 2021	4,500	4,311
Microsoft Corp. 2.65% 2022	6,000	5,849
Microsoft Corp. 2.875% 2024	6,865	6,660
Microsoft Corp. 3.30% 2027	2,375	2,306
Microsoft Corp. 4.20% 2035	6,000	6,094
Microsoft Corp. 4.25% 2047	1,750	1,764
Solera Holdings, Inc. 10.50% 20244	3,350	3,652
Tempo Acquisition LLC 6.75% 20254	6,050	5,776
Unisys Corp. 10.75% 20224	22,115	24,852
Veritas Holdings Limited 7.50% 20234	7,420	7,049
Veritas Holdings Limited 10.50% 20244	2,144	1,855
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.552% 20269,10,11	2,025	2,035
Visa Inc. 3.15% 2025	8,000	7,700
VMware, Inc. 2.95% 2022	2,500	2,398
		488,866
Real estate 0.31%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	789
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,601
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,167
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,695	1,617

The Income Fund of America — Page 27 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 4.50% 2029	$1,355	$1,332
American Campus Communities, Inc. 3.35% 2020	3,380	3,369
American Campus Communities, Inc. 3.75% 2023	3,985	3,929
American Campus Communities, Inc. 4.125% 2024	28,615	28,353
American Campus Communities, Inc. 3.625% 2027	765	711
American Tower Corp. 3.40% 2019	6,400	6,408
American Tower Corp. 3.55% 2027	2,525	2,325
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,626
Corporate Office Properties LP 5.25% 2024	9,150	9,406
EPR Properties 4.75% 2026	3,495	3,379
EPR Properties 4.50% 2027	10,725	10,174
Equinix, Inc. 5.75% 2025	525	537
Equinix, Inc. 5.875% 2026	1,275	1,297
Equinix, Inc. 5.375% 2027	10,880	10,798
Essex Portfolio LP 3.625% 2022	9,550	9,449
Essex Portfolio LP 3.25% 2023	4,400	4,268
Essex Portfolio LP 3.875% 2024	5,900	5,848
Hospitality Properties Trust 4.25% 2021	20,500	20,580
Hospitality Properties Trust 4.50% 2023	7,835	7,847
Hospitality Properties Trust 4.50% 2025	1,960	1,894
Hospitality Properties Trust 3.95% 2028	1,990	1,784
Host Hotels & Resorts LP 4.50% 2026	2,700	2,662
Howard Hughes Corp. 5.375% 20254	23,325	22,509
Iron Mountain Inc. 5.75% 20245	5,325	5,238
Iron Mountain Inc. 4.875% 20274,5	15,905	14,235
Iron Mountain Inc. 5.25% 20284,5	9,345	8,434
Kimco Realty Corp. 3.40% 2022	1,430	1,406
Kimco Realty Corp. 4.125% 2046	2,135	1,803
Medical Properties Trust, Inc. 5.00% 2027	7,000	6,595
Prologis, Inc. 4.25% 2023	25,000	25,719
Realogy Corp. 4.50% 20194	18,600	18,553
Realogy Corp. 5.25% 20214	15,650	15,396
Realogy Corp. 4.875% 20234	6,245	5,683
SBA Communications Corp. 4.00% 2022	7,500	7,219
Scentre Group 2.375% 20214	4,575	4,420
Scentre Group 3.25% 20254	3,140	2,929
Scentre Group 3.50% 20254	5,455	5,213
Scentre Group 3.75% 20274	3,000	2,852
Select Income REIT 3.60% 2020	5,775	5,741
Select Income REIT 4.15% 2022	1,035	1,020
WEA Finance LLC 2.70% 20194	5,620	5,601
WEA Finance LLC 3.25% 20204	10,195	10,150
Westfield Corp. Ltd. 3.15% 20224	6,020	5,898
		320,764
Total corporate bonds & notes		11,944,816
U.S. Treasury bonds & notes 9.60% U.S. Treasury 9.18%
U.S. Treasury 1.50% 2019	70,000	69,163
U.S. Treasury 1.75% 2019	31,000	30,741
U.S. Treasury 1.25% 2020	180,000	176,650
U.S. Treasury 1.375% 2020	55,000	53,406
U.S. Treasury 1.375% 2020	43,000	42,145

The Income Fund of America — Page 28 of 42

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2020	$22,000	$21,545
U.S. Treasury 1.625% 2020	20,000	19,684
U.S. Treasury 2.00% 2020	154,000	152,542
U.S. Treasury 2.25% 2020	104,400	103,581
U.S. Treasury 2.375% 2020	522,300	518,837
U.S. Treasury 2.50% 2020	25,000	24,858
U.S. Treasury 2.625% 2020	1,970,000	1,962,081
U.S. Treasury 2.625% 2020	57,585	57,343
U.S. Treasury 1.375% 2021	129,000	124,752
U.S. Treasury 2.125% 2021	355,124	349,201
U.S. Treasury 2.125% 2021	55,000	53,825
U.S. Treasury 2.25% 2021	1,000	986
U.S. Treasury 2.375% 2021	17,000	16,787
U.S. Treasury 2.625% 2021	1,682,750	1,669,793
U.S. Treasury 2.625% 2021	250,000	248,192
U.S. Treasury 2.625% 2021	1,000	993
U.S. Treasury 2.75% 2021	1,030,000	1,025,056
U.S. Treasury 2.750% 2021	20,000	19,901
U.S. Treasury 1.625% 2022	1,000	952
U.S. Treasury 1.875% 2022	69,000	66,356
U.S. Treasury 2.125% 2022	28,000	27,071
U.S. Treasury 2.375% 2023	25,000	24,404
U.S. Treasury 2.50% 2023	96,300	94,412
U.S. Treasury 2.625% 2023	25,000	24,615
U.S. Treasury 2.75% 2023	166,800	165,087
U.S. Treasury 2.75% 2023	77,775	76,991
U.S. Treasury 2.75% 2023	42,500	42,100
U.S. Treasury 2.75% 2023	4,900	4,854
U.S. Treasury 2.875% 2023	371,750	369,865
U.S. Treasury 2.875% 2023	15,000	14,923
U.S. Treasury 6.25% 2023	14,000	16,041
U.S. Treasury 2.00% 2024	49,298	46,733
U.S. Treasury 2.00% 2024	14,000	13,284
U.S. Treasury 2.00% 2025	193,000	180,289
U.S. Treasury 2.50% 2025	21,000	20,346
U.S. Treasury 2.625% 2025	91,937	89,624
U.S. Treasury 2.75% 2025	87,687	86,163
U.S. Treasury 2.75% 2025	36,004	35,315
U.S. Treasury 2.75% 2025	33,000	32,348
U.S. Treasury 2.875% 2025	178,675	176,672
U.S. Treasury 2.875% 2025	62,109	61,376
U.S. Treasury 2.875% 2025	20,000	19,784
U.S. Treasury 3.00% 2025	111,156	110,635
U.S. Treasury 3.00% 2025	45,000	44,794
U.S. Treasury 1.625% 2026	30,000	27,144
U.S. Treasury 2.25% 2027	100	93
U.S. Treasury 2.375% 2027	8,750	8,259
U.S. Treasury 2.75% 2028	6,312	6,108
U.S. Treasury 2.875% 2028	250,232	244,484
U.S. Treasury 2.875% 2028	167,135	163,405
U.S. Treasury 5.50% 2028	23,750	28,417
U.S. Treasury 4.50% 2036	17,285	20,159
U.S. Treasury 4.50% 2038	100	117
U.S. Treasury 3.125% 2043	100	96

The Income Fund of America — Page 29 of 42

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.75% 2043	$21,500	$22,805
U.S. Treasury 2.875% 2045	77,075	70,050
U.S. Treasury 3.00% 2045	15,053	14,012
U.S. Treasury 2.25% 2046	120	95
U.S. Treasury 2.875% 2046	98,775	89,507
U.S. Treasury 2.75% 2047	10,000	8,810
U.S. Treasury 3.00% 2047	617	573
U.S. Treasury 3.00% 204814	193,632	179,475
U.S. Treasury 3.00% 2048	14,799	13,712
U.S. Treasury 3.125% 204814	128,571	122,145
		9,606,562
U.S. Treasury inflation-protected securities 0.42%
U.S. Treasury Inflation-Protected Security 0.625% 202315	44,665	43,808
U.S. Treasury Inflation-Protected Security 0.625% 202415	64,837	63,488
U.S. Treasury Inflation-Protected Security 0.375% 202715	61,820	58,220
U.S. Treasury Inflation-Protected Security 0.375% 202715	12,369	11,646
U.S. Treasury Inflation-Protected Security 0.50% 202815	86,887	82,152
U.S. Treasury Inflation-Protected Security 1.375% 204415	30,103	30,519
U.S. Treasury Inflation-Protected Security 1.00% 204615	57,815	53,667
U.S. Treasury Inflation-Protected Security 0.875% 204715	49,641	44,521
U.S. Treasury Inflation-Protected Security 1.00% 204815	74,857	55,751
		443,772
Total U.S. Treasury bonds & notes		10,050,334
Mortgage-backed obligations 2.70%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20484,9,11	14,595	14,606
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 203511	3,258	2,873
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.694% 20479,11	2,323	1,950
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203411	717	728
Fannie Mae 6.00% 202111	42	43
Fannie Mae 4.50% 202411	775	796
Fannie Mae 5.50% 202411	66	68
Fannie Mae 4.50% 202511	716	735
Fannie Mae 4.50% 202511	417	428
Fannie Mae 4.50% 202511	411	421
Fannie Mae 4.50% 202511	366	375
Fannie Mae 6.00% 202611	684	735
Fannie Mae 3.00% 203311,16	14,350	14,064
Fannie Mae 3.50% 203311,16	26,000	25,980
Fannie Mae 4.00% 203311,16	40,000	40,650
Fannie Mae 5.50% 203311	254	272
Fannie Mae 5.50% 203511	225	241
Fannie Mae 3.00% 203611	39,082	37,700
Fannie Mae 3.00% 203611	19,023	18,350
Fannie Mae 3.00% 203611	997	962
Fannie Mae 5.50% 203611	1,430	1,533
Fannie Mae 6.00% 203611	401	439
Fannie Mae 6.00% 203611	328	355
Fannie Mae 6.00% 203611	68	73
Fannie Mae 3.00% 203711	19,216	18,537
Fannie Mae 3.00% 203711	11,755	11,339
Fannie Mae 3.00% 203711	11,720	11,305

The Income Fund of America — Page 30 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 203711	$2,362	$2,578
Fannie Mae 6.00% 203711	874	946
Fannie Mae 6.00% 203711	745	814
Fannie Mae 6.50% 203711	368	407
Fannie Mae 6.50% 203711	101	111
Fannie Mae 6.00% 203811	1,397	1,527
Fannie Mae 6.00% 203811	769	840
Fannie Mae 4.50% 203911	13,687	14,180
Fannie Mae 6.00% 203911	624	670
Fannie Mae 6.50% 203911	269	298
Fannie Mae 4.00% 204011	7,091	7,148
Fannie Mae 4.00% 204011	3,998	4,030
Fannie Mae 4.00% 204011	286	289
Fannie Mae 4.50% 204011	28	29
Fannie Mae 4.50% 204011	26	27
Fannie Mae 5.00% 204011	3,823	4,044
Fannie Mae 3.50% 204111	114	112
Fannie Mae 4.00% 204111	6,154	6,204
Fannie Mae 4.00% 204111	4,871	4,910
Fannie Mae 4.00% 204111	475	479
Fannie Mae 4.00% 204111	286	288
Fannie Mae 4.00% 204111	262	264
Fannie Mae 4.00% 204111	125	126
Fannie Mae 4.50% 204111	120	124
Fannie Mae 5.00% 204111	255	269
Fannie Mae 5.00% 204111	252	267
Fannie Mae 5.00% 204111	200	211
Fannie Mae 5.00% 204111	166	175
Fannie Mae 3.50% 204211	29,388	28,883
Fannie Mae 3.50% 204211	11,458	11,261
Fannie Mae 4.00% 204211	5,330	5,373
Fannie Mae 4.00% 204211	2,271	2,290
Fannie Mae 4.00% 204211	754	761
Fannie Mae 3.50% 204311	21,159	20,794
Fannie Mae 4.00% 204311	2,624	2,653
Fannie Mae 4.00% 204311	1,942	1,963
Fannie Mae 4.00% 204311	1,764	1,779
Fannie Mae 4.00% 204411	30,037	30,137
Fannie Mae 3.50% 204511	12,826	12,545
Fannie Mae 3.50% 204511	11,398	11,148
Fannie Mae 4.00% 204511	40,248	40,545
Fannie Mae 4.00% 204511	6,634	6,681
Fannie Mae 3.00% 204611	65,001	61,577
Fannie Mae 3.50% 204611	53,286	52,055
Fannie Mae 3.50% 204611	25,116	24,547
Fannie Mae 3.50% 204611	24,974	24,399
Fannie Mae 3.50% 204611	24,870	24,325
Fannie Mae 3.50% 204611	21,503	21,028
Fannie Mae 3.50% 204611	10,329	10,103
Fannie Mae 3.50% 204611	6,588	6,434
Fannie Mae 3.50% 204711	13,019	12,712
Fannie Mae 3.50% 204711	8,969	8,741
Fannie Mae 3.50% 204711	1,329	1,295
Fannie Mae 4.00% 204711	95,950	96,118
Fannie Mae 4.00% 204711	23,330	23,435

The Income Fund of America — Page 31 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 204711	$15,085	$15,101
Fannie Mae 6.50% 204711	245	259
Fannie Mae 7.00% 204711	280	303
Fannie Mae 7.00% 204711	211	228
Fannie Mae 7.00% 204711	142	154
Fannie Mae 7.00% 204711	19	21
Fannie Mae 3.50% 204811	141,858	138,223
Fannie Mae 3.50% 204811	103,366	100,715
Fannie Mae 3.50% 204811	65,279	63,605
Fannie Mae 3.50% 204811	21,863	21,302
Fannie Mae 3.50% 204811	4,868	4,743
Fannie Mae 3.50% 204811,16	1,580	1,538
Fannie Mae 4.00% 204811,16	233,750	233,767
Fannie Mae 4.00% 204811	32,837	32,869
Fannie Mae 4.00% 204811	26,970	26,996
Fannie Mae 4.50% 204811,16	118,000	120,833
Fannie Mae 4.50% 204811	76,499	78,423
Fannie Mae 4.50% 204811	64,530	66,205
Fannie Mae, Series 2001-4, Class NA, 9.121% 20259,11	—7	—7
Fannie Mae, Series 2001-4, Class GA, 9.200% 20259,11	17	18
Fannie Mae, Series 2001-20, Class E, 9.558% 20319,11	16	17
Fannie Mae, Series 2007-33, Class HE, 5.50% 203711	2,482	2,673
Fannie Mae, Series 2007-24, Class P, 6.00% 203711	1,176	1,239
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204111	240	269
Fannie Mae, Series 2001-50, Class BA, 7.00% 204111	231	254
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204111	157	178
Fannie Mae, Series 2002-W1, Class 2A, 5.800% 20429,11	425	455
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 20229,11	4,285	4,129
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202211	10,240	9,983
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202211	6,727	6,598
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 20239,11	8,182	8,204
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 20239,11	9,215	9,252
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 20249,11	7,990	7,851
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.462% 20249,11	10,000	10,020
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.485% 20269,11	16,665	15,347
Freddie Mac 3.50% 203311,16	26,000	25,994
Freddie Mac 4.50% 203511	6,827	7,027
Freddie Mac 3.00% 203611	910	878
Freddie Mac 3.00% 203611	633	610
Freddie Mac 6.50% 203811	739	815
Freddie Mac 4.50% 203911	658	682
Freddie Mac 5.00% 203911	1,146	1,214
Freddie Mac 5.00% 203911	619	654
Freddie Mac 4.50% 204011	15,404	15,969
Freddie Mac 4.00% 204111	1,125	1,136
Freddie Mac 4.50% 204111	1,307	1,352
Freddie Mac 4.50% 204111	1,264	1,310
Freddie Mac 4.50% 204111	1,103	1,139
Freddie Mac 5.00% 204111	91	96
Freddie Mac 4.50% 204211	2,346	2,432
Freddie Mac 4.50% 204211	1,420	1,470
Freddie Mac 4.00% 204311	4,318	4,349
Freddie Mac 4.00% 204311	3,964	3,994
Freddie Mac 4.00% 204311	2,153	2,174
Freddie Mac 4.00% 204311	1,536	1,549

The Income Fund of America — Page 32 of 42

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 204511	$24,046	$24,219
Freddie Mac 3.00% 204611	10,758	10,272
Freddie Mac 4.00% 204611	19,228	19,278
Freddie Mac 4.00% 204611	14,335	14,384
Freddie Mac 4.00% 204611	12,164	12,197
Freddie Mac 4.50% 204611	11,622	11,914
Freddie Mac 4.50% 204611	3,172	3,252
Freddie Mac 3.50% 204711	84,546	82,401
Freddie Mac 3.50% 204711	37,368	36,435
Freddie Mac 3.50% 204711	23,963	23,355
Freddie Mac 3.50% 204711	21,601	21,087
Freddie Mac 3.50% 204711	10,481	10,231
Freddie Mac 3.50% 204711	1,772	1,727
Freddie Mac 4.00% 204711	34,021	34,118
Freddie Mac 3.50% 204811	18,775	18,296
Freddie Mac 3.50% 204811	18,389	17,921
Freddie Mac 4.00% 204811,16	110,000	110,047
Freddie Mac 4.00% 204811	5,321	5,328
Freddie Mac 4.50% 204811,16	5,500	5,633
Freddie Mac, Series 2890, Class KT, 4.50% 201911	249	249
Freddie Mac, Series 2289, Class NB, 9.00% 20229,11	2	2
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 5.681% 20239,11	9	9
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.481% 20249,11	4,170	4,286
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.231% 20259,11	2,640	2,711
Freddie Mac, Series 3257, Class PA, 5.50% 203611	2,564	2,781
Freddie Mac, Series 3286, Class JN, 5.50% 203711	2,015	2,094
Freddie Mac, Series 3318, Class JT, 5.50% 203711	1,076	1,118
Freddie Mac, Series K019, Class A2, Multi Family, 2.272% 202211	8,000	7,781
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 202211	8,280	8,066
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 202311	7,739	7,644
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202711	6,340	6,087
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202711	7,695	7,420
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 20279,11	5,700	5,480
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20279,11	5,240	5,082
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 202711	4,750	4,656
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 202811	7,857	7,643
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 20289,11	11,045	10,987
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 202811	10,330	10,397
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202811	8,965	9,086
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 20289,11	15,705	15,889
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 205611	15,509	14,932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 205611	15,012	14,613
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 20569,11	14,658	14,149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205611	14,714	14,190
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 205611	1,716	1,661
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 20579,11	3,712	3,535
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205711	2,886	2,783
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 205711	8,783	9,050
Government National Mortgage Assn. 4.50% 204111	812	836
Government National Mortgage Assn. 3.50% 204811,16	54,000	53,043
Government National Mortgage Assn. 4.00% 204811,16	107,500	108,191
Government National Mortgage Assn. 4.00% 204811	33,389	33,643
Government National Mortgage Assn. 4.00% 204811	19,395	19,598
Government National Mortgage Assn. 4.00% 204811	5,138	5,206
Government National Mortgage Assn. 4.50% 204811,16	45,000	46,165

The Income Fund of America — Page 33 of 42

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA1, 4.50% 201911	$5	$5
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.668% 20369,11	3,792	3,446
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 204711	4,980	4,994
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,11	2,634	2,781
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20409,11	447	446
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,11	6,370	6,364
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20484,9,11	8,042	8,060
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.923% 20369,11	2,246	2,007
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20564,9,11	17,030	16,684
		2,825,068
Federal agency bonds & notes 0.64%
Fannie Mae 2.75% 2021	90,000	89,538
Fannie Mae 6.25% 2029	32,000	40,009
Federal Home Loan Bank 1.50% 2019	50,000	49,405
Federal Home Loan Bank 2.125% 2020	95,000	94,180
Federal Home Loan Bank 2.375% 2020	125,000	124,227
Freddie Mac 1.875% 2020	75,000	73,456
Freddie Mac 2.50% 2020	200,000	199,066
		669,881
Asset-backed obligations 0.11%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,11	8,000	7,925
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 202111	5,709	5,699
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.479% 20254,9,11	979	979
Countryplace Manufactured Housing Contract, Series 2005-1, Class A4, AMBAC insured, 5.20% 20354,9,11	842	866
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.420% 20379,11	853	812
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.430% 20379,11	1,508	1,455
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20214,11	805	805
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20214,11	1,648	1,650
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,11	9,500	9,255
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20294,11	4,315	4,129
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,11	10,105	10,029
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,11	16,060	15,553
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,11	4,499	4,411
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 202311	605	591
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20244,11	3,765	3,647
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.441% 20379,11	860	827
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 202111	5,088	5,084
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 202111	856	856
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 202111	2,430	2,421
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20364,11	2,990	2,940
Symphony Ltd., Series 2013-12A, CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.466% 20254,9,11	4,662	4,662
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,11	8,667	8,557
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,11	2,053	2,027
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20424,11	4,558	4,600
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,11	4,540	4,415
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 202511	9,025	9,013
		113,208

The Income Fund of America — Page 34 of 42

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.09%	Principal amount (000)	Value (000)
CPPIB Capital Inc. 1.25% 20194	$3,900	$3,848
CPPIB Capital Inc. 2.375% 20214	8,000	7,872
Portuguese Republic 5.125% 2024	39,415	41,048
Qatar (State of) 3.875% 20234	10,470	10,510
Qatar (State of) 4.50% 20284	3,390	3,466
Qatar (State of) 5.103% 20484	2,000	2,035
Saudi Arabia (Kingdom of) 2.875% 20234	5,000	4,760
Saudi Arabia (Kingdom of) 4.00% 20254	17,720	17,432
		90,971
Municipals 0.07% Illinois 0.05%
G.O. Bonds, Pension Funding Series 2003, 5.10% 203311	52,665	49,782
California 0.02%
Various Purpose G.O. Bonds, Series 2010, 6.20% 2019	24,675	24,965
		74,747
Miscellaneous 0.04%
Other bonds & notes in initial period of acquisition		38,832
Total bonds, notes & other debt instruments (cost: $26,242,855,000)		25,807,857
Short-term securities 8.69%
Chariot Funding, LLC 2.25%–2.62% due 11/28/2018–2/27/20194	105,000	104,303
Coca-Cola Co. 2.22%–2.42% due 12/19/2018–1/22/20194	48,000	47,787
Emerson Electric Co. 2.21% due 11/6/20184	35,000	34,987
Fannie Mae 2.00% due 11/5/2018	50,000	49,988
Federal Home Loan Bank 2.00%–2.32% due 11/2/2018–2/15/2019	2,046,800	2,041,579
Freddie Mac 2.27% due 1/22/2019	50,000	49,738
General Dynamics Corp. 2.27% due 11/19/20184	50,000	49,940
Hershey Co. 2.21% due 11/13/20184	41,800	41,766
IBM Corp. 2.29%–2.31% due 12/3/2018–12/17/20184	181,600	181,135
IBM Credit LLC 2.16% due 11/20/20184	45,000	44,944
John Deere Ltd. 2.48% due 1/23/20194	22,200	22,072
Merck & Co. Inc. 2.38% due 1/24/20194	50,000	49,720
Pfizer Inc. 2.15%–2.16% due 12/4/2018–12/10/20184	150,000	149,631
U.S. Treasury Bills 1.48%–2.41% due 11/1/2018–7/18/2019	6,299,300	6,223,507
Total short-term securities (cost: $9,096,236,000)		9,091,097
Total investment securities 100.58% (cost: $90,104,805,000)		105,256,118
Other assets less liabilities (0.58)%		(607,756)
Net assets 100.00%		$104,648,362

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The Income Fund of America — Page 35 of 42

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount17 (000)	Value at 10/31/201818 (000)	Unrealized appreciation (depreciation) at 10/31/2018 (000)
90 Day Euro Dollar Futures	Short	98	December 2018	$(24,500)	$(23,826)	$16
90 Day Euro Dollar Futures	Long	98	December 2019	24,500	23,715	(5)
2 Year U.S. Treasury Note Futures	Long	106	January 2019	21,200	22,330	3
5 Year U.S. Treasury Note Futures	Long	6,378	January 2019	637,800	716,777	(56)
10 Year U.S. Treasury Note Futures	Long	36	December 2018	3,600	4,264	(16)
10 Year Ultra U.S. Treasury Note Futures	Short	99	December 2018	(9,900)	(12,386)	183
						$125

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 10/31/2018 (000)
Purchases (000)	Sales (000)
USD63,232	AUD87,000	Citibank	11/7/2018	$1,618

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended October 31, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2018 (000)
Common stocks 3.11%
Health care 0.00%
Rotech Healthcare Inc.1,2,3,6	543,172	—	—	543,172	$—	$—	$—	$1,086
Information technology 0.00%
Corporate Risk Holdings Corp.1,2,3,6,19	11,149	—	—	11,149	—	—	—	—
Corporate Risk Holdings I, Inc.1,2,6,19	2,205,215	—	—	2,205,215	—	653	—	—
								—
Energy 0.04%
Ascent Resources - Utica, LLC, Class A1,2,3,6	110,214,618	—	—	110,214,618	—	—	—	35,269
White Star Petroleum Corp., Class A1,2,3,6	6,511,401	—	—	6,511,401	—	(326)	—	4,102
								39,371
Industrials 0.83%
Edenred SA	12,231,900	—	—	12,231,900	—	(17,054)	—	464,540
Hubbell Inc.	3,430,000	—	—	3,430,000	—	(73,917)	2,641	348,831
Douglas Dynamics, Inc.	1,300,000	—	—	1,300,000	—	(7,423)	345	56,407
R.R. Donnelley & Sons Co.19	4,319,407	—	4,319,407	—	(77,142)	73,798	43	—
								869,778

The Income Fund of America — Page 36 of 42

unaudited

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2018 (000)
Consumer discretionary 0.36%
Nokian Renkaat Oyj	8,447,624	—	—	8,447,624	$—	$(97,708)	$—	$268,675
Domino’s Pizza Group PLC20	6,399,261	24,271,862	—	30,671,123	—	(6,419)	792	111,064
								379,739
Materials 0.93%
WestRock Co.	14,266,832	1,308,000	—	15,574,832	—	(215,551)	6,135	669,250
Boral Ltd.	76,201,575	—	—	76,201,575	—	(73,755)	7,697	302,728
								971,978
Real estate 0.48%
Iron Mountain Inc. REIT	15,215,400	1,029,600	—	16,245,000	—	(74,192)	9,544	497,259
Redwood Trust, Inc. REIT19	5,444,717	—	2,123,558	3,321,159	(6,829)	4,607	1,633	—
								497,259
Utilities 0.47%
AES Corp.20	21,000,000	12,702,000	—	33,702,000	—	34,354	7,111	491,375
Total common stocks								3,250,586
Bonds, notes & other debt instruments 0.11%
Health care 0.04%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.34% 2023 (100% PIK)1,6,9,10,11,12	$29,096,192	$1,024,055	—	$30,120,247	—	(889)	1,031	26,651
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 20231,6,9,10,11	$14,558,438	—	$91,563	$14,466,875	—	—	503	14,467
								41,118
Energy 0.00%
Ascent Resources-Utica LLC 10.00% 20224	$810,000	—	$285,000	$525,000	29	(33)	19	581
Ascent Resources-Utica LLC 7.00% 20264	—	$5,715,000	—	$5,715,000	—	(118)	23	5,558
								6,139
Utilities 0.04%
AES Corp. 4.00% 2021	—	$2,600,000	—	$2,600,000	—	4	5	2,580
AES Corp. 4.50% 2023	—	$1,300,000	—	$1,300,000	—	5	1	1,284
AES Corp. 4.875% 2023	$2,000,000	$1,225,000	—	$3,225,000	—	(38)	27	3,201
AES Corp. 5.50% 2025	$28,889,000	$1,000,000	—	$29,889,000	—	(483)	446	30,113
AES Corp. 6.00% 2026	$14,410,000	—	$10,260,000	$4,150,000	393	(431)	138	4,264
AES Corp. 5.125% 2027	$955,000	—	—	$955,000	—	(21)	12	945
								42,387
Industrials 0.00%
R.R. Donnelley & Sons Co. 7.625% 202019	$6,707,000	—	$6,707,000	—	229	(7)	85	—
R.R. Donnelley & Sons Co. 7.875% 202119	$21,445,000	—	$14,824,000	$6,621,000	701	164	327	—
R.R. Donnelley & Sons Co. 6.50% 202319	$14,780,000	—	—	$14,780,000	—	(556)	260	—
								—

The Income Fund of America — Page 37 of 42

unaudited

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2018 (000)
Real estate 0.03%
Iron Mountain Inc. 5.75% 2024	$5,325,000	—	—	$5,325,000	$—	$(58)	$82	$5,238
Iron Mountain Inc. 4.875% 20274	$15,905,000	—	—	$15,905,000	—	(425)	203	14,235
Iron Mountain Inc. 5.25% 20284	$2,490,000	$6,855,000	—	$9,345,000	—	(68)	41	8,434
								27,907
Total bonds, notes & other debt instruments								117,551
Total 3.22%					$(82,619)	$(455,887)	$39,144	$3,368,137

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $170,031,000, which represented .16% of the net assets of the fund.
2	Security did not produce income during the last 12 months.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,157,329,000, which represented 4.93% of the net assets of the fund.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.
6	Value determined using significant unobservable inputs.
7	Amount less than one thousand.
8	Step bond; coupon rate may change at a later date.
9	Coupon rate may change periodically.
10	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $344,074,000, which represented .33% of the net assets of the fund.
11	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
12	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
13	Scheduled interest and/or principal payment was not received.
14	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,027,000, which represented .01% of the net assets of the fund.
15	Index-linked bond whose principal amount moves with a government price index.
16	Purchased on a TBA basis.
17	Notional amount is calculated based on the number of contracts and notional contract size.
18	Value is calculated based on the notional amount and current market price.
19	Unaffiliated issuer at 10/31/2018.
20	This security was an unaffiliated issuer in its initial period of acquisition at 7/31/2018; it was not publicly disclosed.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017-7/20/2018	$97,225	$97,937.09%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	20,000	20,074.02
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	35,269.03
Concordia International Corp.	8/31/2018	12,176	18,367.02
White Star Petroleum Corp., Class A	6/30/2016	4,354	4,102.00
Rotech Healthcare Inc.	11/26/2017	19,660	1,086.00
Corporate Risk Holdings Corp.	9/1/2015	—	—	.00
Total private placement securities		$210,263	$176,835.16%

The Income Fund of America — Page 38 of 42

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $583,200,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $152,740,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the

The Income Fund of America — Page 39 of 42

unaudited

security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2018 (dollars in thousands):

The Income Fund of America — Page 40 of 42

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$8,207,119	$18,367	$1,086	$8,226,572
Financials	8,075,416	—	—	8,075,416
Information technology	6,930,545	—	776	6,931,321
Energy	6,704,034	—	39,371	6,743,405
Consumer staples	6,142,088	—	—	6,142,088
Industrials	5,876,203	23,694	—	5,899,897
Consumer discretionary	5,526,364	—	—	5,526,364
Materials	5,354,715	—	—	5,354,715
Real estate	5,311,325	—	—	5,311,325
Utilities	3,843,709	—	—	3,843,709
Communication services	3,016,436	3,261	5	3,019,702
Miscellaneous	4,591,120	11,709	—	4,602,829
Preferred securities	218,561	—	—	218,561
Rights & warrants	576	—	1,270	1,846
Convertible stocks	219,644	—	28,124	247,768
Convertible bonds	—	211,646	—	211,646
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	11,903,698	41,118	11,944,816
U.S. Treasury bonds & notes	—	10,050,334	—	10,050,334
Mortgage-backed obligations	—	2,825,068	—	2,825,068
Federal agency bonds & notes	—	669,881	—	669,881
Asset-backed obligations	—	113,208	—	113,208
Bonds & notes of governments & government agencies outside the U.S.	—	90,971	—	90,971
Municipals	—	74,747	—	74,747
Miscellaneous	—	38,832	—	38,832
Short-term securities	—	9,091,097	—	9,091,097
Total	$70,017,855	$35,126,513	$111,750	$105,256,118

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$202	$—	$—	$202
Unrealized appreciation on open forward currency contracts	—	1,618	—	1,618
Liabilities:
Unrealized depreciation on futures contracts	(77)	—	—	(77)
Total	$125	$1,618	$—	$1,743

*	Futures contracts and forward currency contracts are not included in the investment portfolio.

The Income Fund of America — Page 41 of 42

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
dba = doing business as
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2018 Capital Group. All rights reserved.

MFGEFPX-006-1218O-S66104	The Income Fund of America — Page 42 of 42

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: December 28, 2018